UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10351
                                                     ---------------------

                Nuveen Georgia Dividend Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31, 2003
                                           ------------------

                  Date of reporting period: November 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             SEMIANNUAL REPORT November 30, 2003

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

                                    NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND
                                                                             NPG

                                NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NZX

                              NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NKG

                             NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND
                                                                             NNC

                         NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NRB

                       NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NNO

                       NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NII

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.


DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

FASTER INFORMATION
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        NUVEEN FUND REPORT
            ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your
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Registering is easy and only takes a few minutes (see instructions at right).


--------------------------------------------------------------------------------
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No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.



Dear
  SHAREHOLDER

I am very pleased to report that for the six-months ended November 30, 2003, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

Your Nuveen Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe that there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

In this low-rate environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

January 15, 2004

Nuveen Georgia and North Carolina Municipal Closed-End Exchange-Traded Funds (NPG, NZX, NKG, NNC, NRB, NNO, NII)

Portfolio Manager's
               COMMENTS

Portfolio manager Dan Solender discusses national and state economic and market conditions, key investment strategies, and the recent performance of these Georgia and North Carolina Funds. With 16 years of investment experience, including seven at Nuveen, Dan assumed portfolio management responsibility for the seven Funds in November 2003.



WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE SIX-MONTH REPORTING PERIOD ENDED NOVEMBER 30, 2003?

Over the past six month period, the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the overall pace of economic improvement. In June 2003, the Federal Reserve reduced the fed funds rate to 1.0%, the lowest level since 1958. The Fed's accommodative monetary policy, coupled with Washington's tax relief measures and increased spending for defense and national security, helped to fuel a jump of 8.2% (annualized) in the third-quarter gross domestic product (GDP), up from 3.3% in the second quarter. At the same time, inflation remained under control.

In the municipal market, the slow rate of economic recovery over the majority of this period, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well. During the summer of 2003, however, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets, including the municipal market, for the six-month period ended November 30, 2003.

During the first 11 months of 2003, municipal supply nationally remained on a record-setting pace, with $347.1 billion in new bonds, up 5% over the same period in 2002.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN GEORGIA AND NORTH CAROLINA?

Georgia's economy has begun to show signs of recovery. In particular, the tourism and business services sectors showed signs of growth. However, Georgia's manufacturing sector, which continued to rely heavily on textiles and paper products, remained weak. In November 2003, unemployment in Georgia reached its lowest level (4.2%) since 2001, down from 5.3% in November 2002 and well below the current national average of 5.9%.

During the first 11 months of 2003, Georgia issued $5.1 billion in new municipal bonds, down more than 14% from the first 11 months of 2002. Over the past 12 months, Georgia's general obligation debt maintained its rating of Aaa/AAA from Moody's and S&P, respectively, with a stable outlook.

North Carolina's economy also improved, but downside risks remain. Business services produced positive growth. However, North Carolina's manufacturing base continued to shrink, with old-line industries such as textiles, furniture, and tobacco suffering as companies shift production overseas. As of November 2003, unemployment in North Carolina was 6.2%, down from 6.6% in November 2002, but higher than the current national average.

During the first 11 months of 2003, North Carolina issued $8.1 billion in new municipal bonds, up 93% over the same period in 2002. Much of this increase was due to a $3.1 billion general obligation issue to be used to expand and modernize both the University of North Carolina system and the state's community colleges. North Carolina's general obligation debt is rated Aa1/AAA from Moody's and S&P, respectively, with a stable outlook.

HOW DID THESE NUVEEN FUNDS PERFORM OVER THE 12-MONTHS ENDED NOVEMBER 30, 2003?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                  TOTAL RETURN          LEHMAN       LIPPER
            MARKET YIELD                ON NAV   TOTAL RETURN1     AVERAGE2
---------------------------------------------------------------------------
                                        1 YEAR          1 YEAR       1 YEAR
                    TAXABLE-             ENDED           ENDED        ENDED
      11/30/03   EQUIVALENT3          11/30/03        11/30/03     11/30/03
---------------------------------------------------------------------------
NPG      5.63%         8.34%             9.99%           6.65%       10.28%
---------------------------------------------------------------------------
NZX      5.78%         8.56%            10.96%           6.65%       10.28%
---------------------------------------------------------------------------
NKG      5.88%         8.71%            10.30%           6.65%       10.28%
---------------------------------------------------------------------------
NNC      5.38%         8.15%             9.89%           6.65%       10.28%
---------------------------------------------------------------------------
NRB      5.61%         8.50%            10.73%           6.65%       10.28%
---------------------------------------------------------------------------
NNO      5.43%         8.23%            11.41%           6.65%       10.28%
---------------------------------------------------------------------------
NII      5.49%         8.32%            10.36%           6.65%       10.28%
---------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


For the 12-months ended November 30, 2003, the total return of all the Funds in this report outperformed the unleveraged Lehman Brothers Municipal Bond Index and outperformed their Lipper peer group average, while NPG and NNC underperformed this measure.

The use of leverage was one of the factors that influenced the total return performances of these Funds relative to the Lehman index over the past 12 months. While leveraging creates increased volatility, this strategy can also provide opportunities for additional income for common shareholders, especially during periods of low short-term interest rates.

In general, the Funds benefited from their duration4 positioning during this period. As of November 30, 2003, the durations of certain Funds (NZX, NKG, NRB, NNO and NII) ranged from 8.80 to 10.88, compared with 8.10 for the Lehman index. However, NPG and NNC, continued to have the shortest duration (8.59 and 8.14, respectively). Investments with shorter durations generally would be expected to underperform those with longer durations during periods of generally declining long-term municipal interest rates, all other factors being equal.

In addition to leverage and duration, factors such as call exposure, portfolio trading activity, and the price movement of specific sectors and holdings also had an impact on the Funds' relative total return performances during this period. For example, NPG's holdings of several multifamily housing issues also contributed to its trailing the majority of Funds in this report.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-payment capabilities of all of these Funds benefited from their use of leverage. During the 12-months ended November 2003, continued low short-term rates enabled us to implement three dividend increases in NZX and two in NPG, NNC, NRB, and NNO. Leverage also helped to support the dividends of NKG and NII, which were introduced in September 2002. As of November 30, 2003, these Funds had paid shareholders attractive, steady dividends for 13 consecutive months.

Each fund seeks to pay a stable dividend at a rate that reflects past results and projected future performance of the Fund. The Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund


1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the 43 funds in the Lipper Other States Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends. It should be noted that the performance of the Lipper Other States category represents the overall average of annual returns for funds from 10 different states with a wide variety of economic and municipal market conditions and investment guidelines, making direct comparisons less applicable.

3 The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28% plus the applicable state income tax rate. The combined federal and state tax rates used in this report are as follows: Georgia 32.5% and North Carolina 34%. The yields shown highlight the added value of owning shares that are exempt from state as well as federal income taxes.

4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. References to duration in this commentary are intended to indicate fund duration unless otherwise noted.

has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid dividends in excess of its earnings, the excess will constitute a negative UNII which will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of November 30 2003, NPG, NZX, NNC,NRB and NNO had positive UNII, while NKG and NII had negative UNII.

The share prices, as well as the net asset values of all of the Funds, ended the 12-month period higher than they had been at the beginning with the exception of NKG. As of November 30, 2003, NPG, NZX, NNC, NRB, NNO and NII were trading at premiums to their common share NAVs, while NKG was trading at a discount (see individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE 12-MONTHS ENDED NOVEMBER 30, 2003?

Over this 12-month period, we continued to place strong emphasis on keeping the Funds fully invested and well diversified, improving call protection, and enhancing dividend-paying capabilities.

We also continued to focus on managing the Funds' durations as a way of enhancing our ability to mitigate interest rate risk and produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk. Over the past 12-month period, the durations of all seven Funds shortened.

In keeping with the steepness of the municipal yield curve, the majority of our purchase activity over the past year focused on value opportunities in the long intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds but had less inherent interest rate risk.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF NOVEMBER 30, 2003?

We believe that, given the current geopolitical and economic climate, maintaining strong credit quality remains a vital requirement. As of November 30, 2003, these Nuveen Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 76% to 93%. Despite some recent economic weaknesses, Georgia and North Carolina continued to rank as very high quality states with AAA ratings from Standard & Poor's over the past two years.

Looking at bond calls, these Funds generally offer good levels of call protection over the next two years, with potential call exposure (as of November 30, 2003) ranging from zero in NZX and NKG to 24% in NPG during 2004 and 2005. In coming months, the number of actual bond calls in all of these Funds will depend largely on market interest rates.

In general, we believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for considerable portfolio diversification. In our opinion, the Funds represent a quality component of a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen Georgia Premium Income Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NPG



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           71%
AA                            12%
A                             10%
BBB                            4%
BB or Lower                    3%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.10
--------------------------------------------------
Common Share Net Asset Value                $14.96
--------------------------------------------------
Premium/(Discount) to NAV                    7.62%
--------------------------------------------------
Market Yield                                 5.63%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.82%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.34%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $56,617
--------------------------------------------------
Average Effective Maturity (Years)           20.34
--------------------------------------------------
Leverage-Adjusted Duration                    8.59
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/20/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.63%         9.99%
--------------------------------------------------
5-Year                         5.38%         6.18%
--------------------------------------------------
10-Year                        6.86%         6.80%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     24%
--------------------------------------------------
Housing/Multifamily                            15%
--------------------------------------------------
Water and Sewer                                12%
--------------------------------------------------
Education and Civic Organizations               9%
--------------------------------------------------
Tax Obligation/Limited                          9%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0715
Jan                           0.0715
Feb                           0.0715
Mar                           0.073
Apr                           0.073
May                           0.073
Jun                           0.073
Jul                           0.073
Aug                           0.073
Sep                           0.0755
Oct                           0.0755
Nov                           0.0755


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       15.98
                              15.85
                              15.65
                              15.85
                              16
                              16
                              16
                              16.25
                              16.3
                              16.61
                              16.35
                              16.55
                              16.45
                              16.5
                              16.26
                              16.22
                              15.94
                              15.95
                              16.02
                              16.27
                              16.25
                              16.1
                              16.37
                              16.95
                              16.98
                              16.95
                              16.55
                              16.35
                              16.89
                              16.88
                              16.2
                              15.7
                              15.42
                              15.55
                              15.2
                              15.37
                              15.27
                              15.19
                              15.2
                              15.2
                              15.5
                              15.36
                              15.59
                              15.61
                              15.69
                              15.8
                              16
11/30/03                      16.1


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

Nuveen Georgia Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NZX



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           68%
AA                            15%
A                              5%
BBB                           12%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.15
--------------------------------------------------
Common Share Net Asset Value                $15.07
--------------------------------------------------
Premium/(Discount) to NAV                    0.53%
--------------------------------------------------
Market Yield                                 5.78%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.03%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.56%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $29,508
--------------------------------------------------
Average Effective Maturity (Years)           20.69
--------------------------------------------------
Leverage-Adjusted Duration                   10.69
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.18%        10.96%
--------------------------------------------------
Since Inception                6.27%         8.40%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              19%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Water and Sewer                                14%
--------------------------------------------------
Housing/Single Family                          11%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------



Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0665
Jan                           0.0665
Feb                           0.0665
Mar                           0.0695
Apr                           0.0695
May                           0.0695
Jun                           0.071
Jul                           0.071
Aug                           0.071
Sep                           0.073
Oct                           0.073
Nov                           0.073


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       14.55
                              14.5
                              14.25
                              14.78
                              15
                              14.85
                              14.75
                              14.93
                              15.01
                              14.84
                              14.85
                              14.75
                              14.9
                              15.35
                              15
                              15.15
                              14.69
                              14.73
                              14.73
                              14.66
                              14.87
                              14.95
                              14.99
                              15.59
                              15.88
                              16.05
                              15.93
                              15.61
                              15.85
                              15.96
                              14.9
                              14.5
                              14.75
                              14.3
                              14.6
                              14.65
                              14.75
                              14.8
                              14.73
                              15.09
                              14.78
                              14.62
                              14.91
                              15.06
                              14.85
                              15.05
                              14.91
11/30/03                      15.15


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.1278 per share.

Nuveen Georgia Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of November 30, 2003


NKG



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           82%
AA                            11%
A                              1%
BBB                            6%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.68
--------------------------------------------------
Common Share Net Asset Value                $14.41
--------------------------------------------------
Premium/(Discount) to NAV                   -5.07%
--------------------------------------------------
Market Yield                                 5.88%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.17%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.71%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $65,591
--------------------------------------------------
Average Effective Maturity (Years)           21.40
--------------------------------------------------
Leverage-Adjusted Duration                   10.88
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         0.52%        10.30%
--------------------------------------------------
Since Inception               -2.59%         5.81%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         21%
--------------------------------------------------
Healthcare                                     19%
--------------------------------------------------
Water and Sewer                                17%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.067
Jan                           0.067
Feb                           0.067
Mar                           0.067
Apr                           0.067
May                           0.067
Jun                           0.067
Jul                           0.067
Aug                           0.067
Sep                           0.067
Oct                           0.067
Nov                           0.067


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       14.64
                              14.4
                              14.4
                              14.2
                              14.7
                              14.15
                              14.3
                              14.25
                              14.1
                              14.1
                              14.45
                              14.5
                              14.35
                              14.29
                              14.25
                              14.56
                              14.35
                              14.17
                              14
                              14.07
                              14.5
                              14.47
                              14.55
                              14.98
                              14.78
                              15
                              14.7
                              15.15
                              15.14
                              14.7
                              14.41
                              14.02
                              13.86
                              13.5
                              13.57
                              13.48
                              13.9
                              13.42
                              13.45
                              13.9
                              13.84
                              13.85
                              13.68
                              13.59
                              13.55
                              13.59
                              13.49
11/30/03                      13.68


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

Nuveen North Carolina Premium Income Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NNC



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           50%
AA                            26%
A                             15%
BBB                            9%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.63
--------------------------------------------------
Common Share Net Asset Value                $15.07
--------------------------------------------------
Premium/(Discount) to NAV                   10.35%
--------------------------------------------------
Market Yield                                 5.38%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.47%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.15%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $95,175
--------------------------------------------------
Average Effective Maturity (Years)           17.96
--------------------------------------------------
Leverage-Adjusted Duration                    8.14
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/20/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.05%         9.89%
--------------------------------------------------
5-Year                         5.39%         6.41%
--------------------------------------------------
10-Year                        7.90%         6.79%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     21%
--------------------------------------------------
U.S. Guaranteed                                16%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------
Housing/Single Family                           8%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0715
Jan                           0.0715
Feb                           0.0715
Mar                           0.073
Apr                           0.073
May                           0.073
Jun                           0.073
Jul                           0.073
Aug                           0.073
Sep                           0.0745
Oct                           0.0745
Nov                           0.0745


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       15.23
                              15.15
                              15.3
                              15.33
                              15.8
                              15.62
                              15.73
                              15.55
                              15.87
                              16.15
                              16.45
                              16.27
                              16.6
                              16.5
                              16.61
                              16.28
                              16.22
                              16.65
                              16.15
                              16.41
                              16.33
                              16.56
                              16.73
                              16.95
                              17.35
                              17.37
                              17.4
                              17.13
                              17.2
                              16.73
                              16.33
                              15.6
                              15.8
                              15.73
                              16
                              15.79
                              15.8
                              15.76
                              16.09
                              16.1
                              16.25
                              16.02
                              15.95
                              16.21
                              16.47
                              16.58
                              16.65
11/30/03                      16.63



1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

2 The Fund also paid shareholders a net ordinary income distribution in December
  2002 of $0.0031 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NRB



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           47%
AA                            38%
A                             10%
BBB                            5%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.35
--------------------------------------------------
Common Share Net Asset Value                $15.34
--------------------------------------------------
Premium/(Discount) to NAV                    6.58%
--------------------------------------------------
Market Yield                                 5.61%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.79%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.50%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $34,441
--------------------------------------------------
Average Effective Maturity (Years)           19.14
--------------------------------------------------
Leverage-Adjusted Duration                    8.80
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 1/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.85%        10.73%
--------------------------------------------------
Since Inception                9.05%         8.60%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              19%
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
Water and Sewer                                17%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.072
Jan                           0.072
Feb                           0.072
Mar                           0.0735
Apr                           0.0735
May                           0.0735
Jun                           0.0735
Jul                           0.0735
Aug                           0.0735
Sep                           0.0765
Oct                           0.0765
Nov                           0.0765


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       15.35
                              15.37
                              15.75
                              15.76
                              15.87
                              15.55
                              15.68
                              15.65
                              15.6
                              15.6
                              15.73
                              15.65
                              15.85
                              15.82
                              15.82
                              15.8
                              15.62
                              15.8
                              15.89
                              16.1
                              16.27
                              16.25
                              16.35
                              16.45
                              16.73
                              16.85
                              17.35
                              16.86
                              16.9
                              16.8
                              16.42
                              14.9
                              14.99
                              15.03
                              14.5
                              14.65
                              14.9
                              15.23
                              15.24
                              15.17
                              15.41
                              15.4
                              15.54
                              15.68
                              15.73
                              16.2
                              16.16
11/30/03                      16.35


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.1311 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of November 30, 2003


NNO



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           61%
AA                            23%
A                              8%
BBB                            8%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.70
--------------------------------------------------
Common Share Net Asset Value                $15.41
--------------------------------------------------
Premium/(Discount) to NAV                    1.88%
--------------------------------------------------
Market Yield                                 5.43%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.54%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.23%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $57,521
--------------------------------------------------
Average Effective Maturity (Years)           15.03
--------------------------------------------------
Leverage-Adjusted Duration                    8.82
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/15/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.24%        11.41%
--------------------------------------------------
Since Inception                8.07%         9.59%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Tax Obligation/General                         12%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0685
Jan                           0.0685
Feb                           0.0685
Mar                           0.0685
Apr                           0.0685
May                           0.0685
Jun                           0.0695
Jul                           0.0695
Aug                           0.0695
Sep                           0.071
Oct                           0.071
Nov                           0.071


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       14.95
                              15
                              14.77
                              14.89
                              14.96
                              15
                              14.8
                              15
                              15.03
                              15
                              14.99
                              15.25
                              15.15
                              15.31
                              15.35
                              15.1
                              15
                              15.09
                              15.25
                              15.31
                              15.55
                              15.6
                              15.75
                              15.97
                              16.02
                              16.43
                              16.1
                              16.15
                              16.25
                              16.24
                              16
                              14.7
                              14.85
                              14.7
                              14.9
                              14.91
                              14.95
                              15.2
                              15.05
                              14.85
                              15.5
                              15.4
                              15.31
                              15.35
                              15.4
                              15.6
                              15.5
11/30/03                      15.7



1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.1293 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of November 30, 2003


NII



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           62%
AA                            30%
A                              2%
BBB                            6%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.65
--------------------------------------------------
Common Share Net Asset Value                $14.45
--------------------------------------------------
Premium/(Discount) to NAV                    1.38%
--------------------------------------------------
Market Yield                                 5.49%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.63%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.32%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $56,645
--------------------------------------------------
Average Effective Maturity (Years)           19.35
--------------------------------------------------
Leverage-Adjusted Duration                    9.64
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         5.91%        10.36%
--------------------------------------------------
Since Inception                3.01%         6.05%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         30%
--------------------------------------------------
Water and Sewer                                17%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.067
Jan                           0.067
Feb                           0.067
Mar                           0.067
Apr                           0.067
May                           0.067
Jun                           0.067
Jul                           0.067
Aug                           0.067
Sep                           0.067
Oct                           0.067
Nov                           0.067


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       14.94
                              14.65
                              14.84
                              14.81
                              14.9
                              14.8
                              15
                              14.9
                              14.98
                              14.95
                              14.85
                              14.85
                              14.86
                              14.85
                              14.8
                              14.7
                              14.98
                              14.99
                              14.94
                              15.07
                              15.05
                              15.26
                              15.6
                              15.2
                              15.44
                              15.7
                              15.9
                              15.51
                              15.9
                              15.61
                              15.46
                              14.71
                              14.57
                              14.5
                              14.86
                              14.82
                              14.69
                              14.5
                              14.39
                              14.4
                              14.37
                              14.38
                              14.06
                              14.21
                              14.15
                              14.17
                              14.39
11/30/03                      14.65


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held October 22, 2003 in Chicago at Nuveen's headquarters.

                                               NPG                                NZX                              NKG
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

                                   Common and                         Common and                         Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred   MuniPreferred    MuniPreferred
                                shares voting     shares voting    shares voting      shares voting   shares voting    shares voting
                                     together          together         together           together        together         together
                                   as a class        as a class       as a class         as a class      as a class       as a class
====================================================================================================================================
William E. Bennett
   For                               3,353,885               --         1,878,801                --        4,445,140              --
   Withhold                             20,814               --             1,000                --            5,355              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             3,374,699               --         1,879,801                --        4,450,495              --
====================================================================================================================================
Robert P. Bremner
   For                               3,350,435               --         1,879,801                --        4,445,140              --
   Withhold                             24,264               --                --                --            5,355              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             3,374,699               --         1,879,801                --        4,450,495              --
====================================================================================================================================
Lawrence H. Brown
   For                               3,352,885               --         1,879,801                --        4,445,140              --
   Withhold                             21,814               --                --                --            5,355              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             3,374,699               --         1,879,801                --        4,450,495              --
====================================================================================================================================
Jack B. Evans
   For                               3,354,710               --         1,879,801                --        4,445,140              --
   Withhold                             19,989               --                --                --            5,355              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             3,374,699               --         1,879,801                --        4,450,495              --
====================================================================================================================================
Anne E. Impellizzeri
   For                               3,351,717               --         1,878,801                --        4,445,140              --
   Withhold                             22,982               --             1,000                --            5,355              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             3,374,699               --         1,879,801                --        4,450,495              --
====================================================================================================================================
William L. Kissick
   For                               3,353,710               --         1,879,801                --        4,445,140              --
   Withhold                             20,989               --                --                --            5,355              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             3,374,699               --         1,879,801                --        4,450,495              --
====================================================================================================================================
Thomas E. Leafstrand
   For                               3,352,542               --         1,879,801                --        4,445,140              --
   Withhold                             22,157               --                --                --            5,355              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             3,374,699               --         1,879,801                --        4,450,495              --
====================================================================================================================================
Peter R. Sawers
   For                               3,352,885               --         1,879,801                --        4,445,140              --
   Withhold                             21,814               --                --                --            5,355              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             3,374,699               --         1,879,801                --        4,450,495              --
====================================================================================================================================


                                       12

                                               NPG                                NZX                              NKG
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

                                   Common and                         Common and                         Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred   MuniPreferred    MuniPreferred
                                shares voting     shares voting    shares voting      shares voting   shares voting    shares voting
                                     together          together         together           together        together         together
                                   as a class        as a class       as a class         as a class      as a class       as a class
====================================================================================================================================
William J. Schneider
   For                                      --            1,025                --               552               --           1,178
   Withhold                                 --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,025                --               552               --           1,178
====================================================================================================================================
Timothy R. Schwertfeger
   For                                      --            1,025                --               552               --           1,178
   Withhold                                 --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,025                --               552               --           1,178
====================================================================================================================================
Judith M. Stockdale
   For                               3,353,885               --         1,879,801                --        4,445,140              --
   Withhold                             20,814               --                --                --            5,355              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             3,374,699               --         1,879,801                --        4,450,495              --
====================================================================================================================================
Sheila W. Wellington
   For                               3,353,710               --         1,879,801                --        4,445,140              --
   Withhold                             20,989               --                --                --            5,355              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             3,374,699               --         1,879,801                --        4,450,495              --
====================================================================================================================================


Shareholder
    MEETING REPORT (continued)

                                              NNC                                NRB                               NNO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

                                   Common and                         Common and                         Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred   MuniPreferred    MuniPreferred
                                shares voting     shares voting    shares voting      shares voting   shares voting    shares voting
                                     together          together         together           together        together         together
                                   as a class        as a class       as a class         as a class      as a class       as a class
====================================================================================================================================
William E. Bennett
   For                               5,730,825               --         2,188,181                --        3,566,187              --
   Withhold                             35,581               --             2,620                --            5,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             5,766,406               --         2,190,801                --        3,571,787              --
====================================================================================================================================
Robert P. Bremner
   For                               5,732,491               --         2,189,681                --        3,566,187              --
   Withhold                             33,915               --             1,120                --            5,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             5,766,406               --         2,190,801                --        3,571,787              --
====================================================================================================================================
Lawrence H. Brown
   For                               5,732,491               --         2,189,681                --        3,566,187              --
   Withhold                             33,915               --             1,120                --            5,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             5,766,406               --         2,190,801                --        3,571,787              --
====================================================================================================================================
Jack B. Evans
   For                               5,732,491               --         2,189,681                --        3,565,187              --
   Withhold                             33,915               --             1,120                --            6,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             5,766,406               --         2,190,801                --        3,571,787              --
====================================================================================================================================
Anne E. Impellizzeri
   For                               5,732,491               --         2,188,181                --        3,565,187              --
   Withhold                             33,915               --             2,620                --            6,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             5,766,406               --         2,190,801                --        3,571,787              --
====================================================================================================================================
William L. Kissick
   For                               5,732,491               --         2,189,681                --        3,566,187              --
   Withhold                             33,915               --             1,120                --            5,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             5,766,406               --         2,190,801                --        3,571,787              --
====================================================================================================================================
Thomas E. Leafstrand
   For                               5,732,491               --         2,189,681                --        3,566,187              --
   Withhold                             33,915               --             1,120                --            5,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             5,766,406               --         2,190,801                --        3,571,787              --
====================================================================================================================================
Peter R. Sawers
   For                               5,732,491               --         2,189,681                --        3,565,187              --
   Withhold                             33,915               --             1,120                --            6,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             5,766,406               --         2,190,801                --        3,571,787              --
====================================================================================================================================

                                                NNC                               NRB                              NNO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

                                   Common and                         Common and                         Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred   MuniPreferred    MuniPreferred
                                shares voting     shares voting    shares voting      shares voting   shares voting    shares voting
                                     together          together         together           together        together         together
                                   as a class        as a class       as a class         as a class      as a class       as a class
====================================================================================================================================
William J. Schneider
   For                                      --            1,814                --               658               --           1,058
   Withhold                                 --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,814                --               658               --           1,058
====================================================================================================================================
Timothy R. Schwertfeger
   For                                      --            1,814                --               658               --           1,058
   Withhold                                 --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,814                --               658               --           1,058
====================================================================================================================================
Judith M. Stockdale
   For                               5,732,491               --         2,189,681                --        3,566,187              --
   Withhold                             33,915               --             1,120                --            5,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             5,766,406               --         2,190,801                --        3,571,787              --
====================================================================================================================================
Sheila W. Wellington
   For                               5,732,491               --         2,188,181                --        3,566,187              --
   Withhold                             33,915               --             2,620                --            5,600              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             5,766,406               --         2,190,801                --        3,571,787              --
====================================================================================================================================


Shareholder
    MEETING REPORT (continued)

                                                                                                                    NII
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

                                                                                                         Common and
                                                                                                      MuniPreferred    MuniPreferred
                                                                                                      shares voting    shares voting
                                                                                                           together         together
                                                                                                         as a class       as a class
====================================================================================================================================
William E. Bennett
   For                                                                                                     3,874,420              --
   Withhold                                                                                                      666              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   3,875,086              --
====================================================================================================================================
Robert P. Bremner
   For                                                                                                     3,874,420              --
   Withhold                                                                                                      666              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   3,875,086              --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                     3,874,420              --
   Withhold                                                                                                      666              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   3,875,086              --
====================================================================================================================================
Jack B. Evans
   For                                                                                                     3,874,420              --
   Withhold                                                                                                      666              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   3,875,086              --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                                                     3,874,420              --
   Withhold                                                                                                      666              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   3,875,086              --
====================================================================================================================================
William L. Kissick
   For                                                                                                     3,874,420              --
   Withhold                                                                                                      666              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   3,875,086              --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                                                                     3,874,420              --
   Withhold                                                                                                      666              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   3,875,086              --
====================================================================================================================================
Peter R. Sawers
   For                                                                                                     3,874,420              --
   Withhold                                                                                                      666              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   3,875,086              --
====================================================================================================================================

                                                                                                                      NII
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

                                                                                                         Common and
                                                                                                      MuniPreferred    MuniPreferred
                                                                                                      shares voting    shares voting
                                                                                                           together         together
                                                                                                         as a class       as a class
====================================================================================================================================
William J. Schneider
   For                                                                                                            --             911
   Withhold                                                                                                       --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                          --             911
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                            --             911
   Withhold                                                                                                       --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                          --             911
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                     3,874,420              --
   Withhold                                                                                                      666              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   3,875,086              --
====================================================================================================================================
Sheila W. Wellington
   For                                                                                                     3,874,420              --
   Withhold                                                                                                      666              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   3,875,086              --
====================================================================================================================================

                            Nuveen Georgia Premium Income Municipal Fund (NPG)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 7.0%

$       2,000   Cartersville Development Authority, Georgia, Sewerage Facilities      5/07 at 101.00          A+        $ 2,095,940
                 Revenue Refunding Bonds, Anheuser-Busch Project,
                 Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)

        2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          1,846,900
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.9%

        3,000   Athens Housing Authority, Georgia, Student Housing Lease             12/12 at 100.00         Aaa          3,048,930
                 Revenue Bonds, UGAREF East Campus  Housing LLC
                 Project, Series 2002, 5.000%, 12/01/33 - AMBAC Insured

                Atlanta Urban Residential Finance Authority, Georgia, Dormitory
                Facility Revenue Refunding Bonds, Morehouse College Project,
                Series 1995:
        1,210    5.750%, 12/01/20 - MBIA Insured                                     12/05 at 102.00         AAA          1,325,676
        1,375    5.750%, 12/01/25 - MBIA Insured                                     12/05 at 102.00         AAA          1,493,841

          395   DeKalb County Development Authority, Georgia, Revenue                10/04 at 102.00          AA            418,159
                 Bonds, Emory University Project, Series 1994A,
                 6.000%, 10/01/14

        1,550   Private Colleges and Universities Authority, Georgia,                12/03 at 102.00          AA          1,585,278
                 Revenue Bonds, Agnes Scott College, Series 1993,
                 5.625%, 6/01/23


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 34.3%

        3,000   Albany-Dougherty County Hospital Authority, Georgia,                  3/04 at 102.00         AAA          3,070,860
                 Revenue Bonds, Phoebe Putney Memorial Hospital,
                 Series 1993, 5.700%, 9/01/13 - AMBAC Insured

        2,300   Chatham County Hospital Authority, Savannah, Georgia,                 7/11 at 101.00          A-          2,459,758
                 Hospital Revenue Improvement Bonds, Memorial Health
                 University Medical Center, Inc., Series 2001A,
                 6.125%, 1/01/24

        2,000   Clarke County Hospital Authority, Georgia, Hospital                   1/12 at 101.00         AAA          2,055,500
                 Revenue Certificates, Athens Regional Medical Center,
                 Series 2002, 5.125%, 1/01/32 - MBIA Insured

        3,000   Floyd County Hospital Authority, Georgia, Revenue                     7/12 at 101.00         Aaa          3,115,770
                 Anticipation Certificates, Floyd Medical Center Project,
                 Series 2002, 5.200%, 7/01/32 - MBIA Insured

        1,090   Floyd County Hospital Authority, Georgia, Revenue                     7/13 at 101.00         Aaa          1,160,643
                 Anticipation Certificates, Floyd Medical Center,
                 Series 2003, 5.000%, 7/01/19 (WI, Settling 12/17/03) -
                 MBIA Insured

        1,765   Gainesville, Hall County Hospital Authority, Georgia,                10/05 at 102.00         AAA          1,921,608
                 Revenue Anticipation Certificates, Northeast Georgia
                 Health Services Inc. Project, Series 1995,
                 6.000%, 10/01/25 - MBIA Insured

        1,750   Gainesville, Hall County Hospital Authority, Georgia, Revenue         5/11 at 100.00          A-          1,767,553
                 Anticipation Certificates, Northeast Georgia Health
                 Services Inc. Project, Series 2001, 5.500%, 5/15/31

        3,750   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          3,940,500
                 Anticipation Certificates, Gwinnett Hospital System Inc.
                 Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 21.8%

        1,145   Clayton County Housing Authority, Georgia, Multifamily               12/05 at 102.00         AAA          1,188,625
                 Housing Revenue Bonds, Advantages Project, Series 1995,
                 5.800%, 12/01/20

        3,400   DeKalb County Housing Authority, Georgia, Multifamily                 1/05 at 102.00         AAA          3,518,796
                 Housing Revenue Bonds, Lakes at Indian Creek Apartments
                 Project, Series 1994, 7.150%, 1/01/25 (Alternative
                 Minimum Tax) - FSA Insured

          935   Decatur Housing Authority, Georgia, FHA-Insured Mortgage              1/04 at 101.00         AAA            942,153
                 Revenue Refunding Bonds, Section 8 Assisted Park Trace
                 Apartments Project, Series 1992A, 6.450%, 7/01/25 -
                 MBIA Insured

        2,000   Housing Authority of the City of Lawrenceville, Georgia,             12/10 at 100.00         AAA          2,074,000
                 Multifamily Housing Senior Revenue Bonds, Brisben
                 Greens of Hillcrest II Project, Series 2000A-1,
                 5.800%, 12/01/33 (Alternative Minimum Tax) -
                 AMBAC Insured

        3,000   Macon-Bibb County Urban Development Authority, Georgia,               1/04 at 103.00         AAA          3,091,020
                 Multifamily Housing Revenue Refunding  Bonds,
                 Series 1997A, 5.550%, 1/01/24 - MBIA Insured


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,500   Housing Authority of the City of Marietta, Georgia,                  10/06 at 102.00         AAA        $ 1,540,980
                 Multifamily Housing Revenue Bonds, GNMA Collateralized -
                 Country Oaks Apartments, Series 1996, 6.150%, 10/20/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 7.4%

          165   Fulton County Housing Authority, Georgia, GNMA                        3/05 at 102.00         AAA            168,216
                 Mortgage-Backed Securities Program, Single Family
                 Mortgage Revenue Bonds, Series 1995A, 6.550%, 3/01/18
                 (Alternative Minimum Tax)

        2,985   Georgia Housing and Finance Authority, Single Family                 12/10 at 100.00         AAA          3,081,266
                 Mortgage Bonds, Series 2001A-2, 5.700%, 12/01/31
                 (Alternative Minimum Tax)

          900   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA            932,463
                 Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.9%

          500   Savannah Economic Development Authority, Georgia,                     7/12 at 100.00         AAA            517,810
                 Revenue Bonds, GTREP Project, Series 2002,
                 5.000%, 7/01/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 6.9%

        2,500   Effingham County Industrial Development Authority,                    6/11 at 101.00         BB+          2,368,675
                 Georgia, Pollution Control Revenue Refunding Bonds,
                 Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31

        1,500   Richmond County Development Authority, Georgia,                       2/11 at 101.00         BBB          1,564,200
                 Environmental Improvement Revenue Bonds, International
                 Paper Company Project, Series 2001A, 6.250%, 2/01/25
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.8%

        2,500   Forsyth County School District, Georgia, General Obligation           2/10 at 102.00         Aa2          2,837,900
                 Bonds, Series 1999, 5.750%, 2/01/19

        2,500   Georgia, General Obligation Bonds, Series 2002D,                      8/12 at 100.00         AAA          2,718,850
                 5.000%, 8/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 13.3%

        3,000   Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,          10/19 at 100.00         AAA          3,411,000
                 Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 -
                 MBIA Insured

        2,600   Macon-Bibb County Urban Development Authority,                        8/12 at 101.00          AA          2,889,276
                 Georgia, Revenue Refunding Bonds, Public Facilities
                 Projects, Series 2002A, 5.375%, 8/01/17

        1,000   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales            No Opt. Call         AAA          1,230,240
                 Tax Revenue Refunding Bonds, Series P, 6.250%, 7/01/20 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.1%

        1,000   Atlanta, Georgia, Airport Facilities Revenue Refunding                  No Opt. Call         AAA          1,188,780
                 Bonds, Series 1994A, 6.500%, 1/01/09 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 2.4%

        1,160   DeKalb County Development Authority, Georgia, Revenue                10/04 at 102.00       AA***          1,230,458
                 Bonds, Emory University Project, Series 1994A,
                 6.000%, 10/01/14 (Pre-refunded to 10/01/04)

           85   Georgia Municipal Electric Authority, Project One Special               No Opt. Call       A+***            100,464
                 Obligation Bonds, Fifth Crossover Series 1998Y,
                 6.400%, 1/01/09


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.0%

          885   Coweta County Development Authority, Georgia, Revenue                 1/13 at 100.00         Aaa            964,013
                 Bonds, Newnan Water and Sewer and Light Commission
                 Project, Series 2002, 5.250%, 1/01/18 - FGIC Insured

        1,000   Georgia Municipal Electric Authority, Power Revenue Bonds,              No Opt. Call         AAA          1,145,470
                 Series 1993Z, 5.500%, 1/01/20 - FGIC Insured

        1,665   Georgia Municipal Electric Authority, Project One Special               No Opt. Call          A+          1,930,834
                 Obligation Bonds, Fifth Crossover Series 1998Y,
                 6.400%, 1/01/09

        1,000   Municipal Electric Authority of Georgia, Project One                  1/13 at 100.00         AAA          1,033,540
                 Subordinated Lien Revenue Bonds, Series 2003A,
                 5.000%, 1/01/22 - MBIA Insured


                                       19


                            Nuveen Georgia Premium Income Municipal Fund (NPG) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 17.9%

                Augusta, Georgia, Water and Sewerage Revenue Bonds,
                Series 2002:
$         500    5.000%, 10/01/16 - FSA Insured                                      10/12 at 100.00         AAA        $   539,415
        1,990    5.000%, 10/01/17 - FSA Insured                                      10/12 at 100.00         AAA          2,131,509

        3,500   Coweta County Water and Sewer Authority, Georgia,                     6/11 at 102.00         Aaa          3,680,495
                 Revenue Bonds, Series 2001, 5.250%, 6/01/26 -
                 AMBAC Insured

        2,500   DeKalb County, Georgia, Water and Sewerage Bonds,                    10/10 at 101.00          AA          2,570,174
                 Series 2000, 5.125%, 10/01/31

        1,000   City of Milledgeville, Georgia, Water and Sewerage Revenue              No Opt. Call         AAA          1,188,020
                 and Refunding Bonds, Series 1996, 6.000%, 12/01/21 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      78,600   Total Long-Term Investments (cost $78,549,484) - 146.7%                                                  83,085,558
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.8%

        1,000   Macon-Bibb County Hospital Authority, Georgia, Variable                                     A-1+          1,000,000
                 Rate Revenue Anticipation Certificates, Series 2000,
                 1.100%, 5/01/30+
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $79,549,484) - 148.5%                                                            84,085,558
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.6%                                                                        331,092
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.1)%                                                        (27,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $56,616,650
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                   (WI)  Security purchased on a when-issued basis.

                      + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       20


                            Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.6%

$         750   DeKalb County Development Authority, Georgia, Pollution              12/12 at 101.00        Baa1        $   767,265
                 Control Revenue Refunding Bonds, General Motors
                 Corporation Projects, Series 2002, 6.000%, 3/15/21


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.7%

        1,000   Cartersville Development Authority, Georgia, Waste and                2/12 at 100.00          A+          1,049,690
                 Wastewater Facilities Revenue Refunding Bonds,
                 Anheuser Busch Cos. Inc. Project, Series 2002,
                 5.950%, 2/01/32 (Alternative Minimum Tax)

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco                       5/12 at 100.00         BBB            923,450
                 Settlement Asset-Backed Refunding Bonds, Series 2002,
                 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 27.4%

        1,000   Athens Housing Authority, Georgia, Student Housing                   12/12 at 100.00         Aaa          1,069,950
                 Lease Revenue Bonds, UGAREF East Campus Housing
                 LLC Project, Series 2002, 5.250%, 12/01/21 -
                 AMBAC Insured

        1,200   Atlanta Development Authority, Georgia, Revenue Bonds,                1/12 at 100.00         AAA          1,233,780
                 Yamacraw Design Center Project, Series 2001A,
                 5.125%, 1/01/27 - MBIA Insured

        1,620   Bulloch County Development Authority, Georgia,                        8/12 at 100.00         Aaa          1,697,112
                 Student Housing Lease Revenue Bonds, Georgia Southern
                 University Project, Series 2002, 5.000%, 8/01/20 -
                 AMBAC Insured

        1,485   Fulton County Development Authority, Georgia, Georgia                 4/12 at 100.00         AAA          1,553,429
                 Tech Athletic Association Revenue Bonds, Series 2001,
                 5.000%, 10/01/20 - AMBAC Insured

        1,225   Private Colleges and University Authority, Georgia, Emory             9/11 at 100.00          AA          1,245,788
                 University Revenue Bonds, Series 2001A, 5.000%, 9/01/31

        1,250   Private Colleges and Universities Authority, Georgia,                10/11 at 102.00        Baa1          1,297,950
                 Revenue Bonds, Mercer University, Series 2001,
                 5.750%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.8%

        1,000   Clarke County Hospital Authority, Georgia, Hospital                   1/12 at 101.00         AAA          1,082,350
                 Revenue Certificates, Athens Regional Medical Center,
                 Series 2002, 5.375%, 1/01/19 - MBIA Insured

        1,250   Hall County Hospital Authority, Gainesville, Georgia,                 5/11 at 100.00          A-          1,262,538
                 Revenue Anticipation Certificates, Northeast Georgia
                 Health Services Inc. Project, Series 2001,
                 5.500%, 5/15/31

        1,900   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          1,996,520
                 Anticipation Certificates, Gwinnett Hospital System Inc.
                 Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

        2,000   Valdosta and Lowndes County Hospital Authority, Georgia,             10/12 at 101.00         AAA          2,087,520
                 South Georgia Medical Center Project Revenue Certificates,
                 Series 2002, 5.250%, 10/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 12.0%

        1,000   DeKalb County Housing Authority, Georgia, GNMA                        8/11 at 103.00         Aaa          1,034,250
                 Collateralized Multifamily Housing Revenue Bonds,
                 Castaways Apartments Project, Series 2001A,
                 5.400%, 2/20/29

          995   DeKalb County Housing Authority, Georgia, GNMA                       12/11 at 103.00         Aaa          1,038,989
                 Collateralized Multifamily Housing Revenue Bonds,
                 Snapwoods Apartments Project, Series 2001A,
                 5.500%, 12/20/32

        1,400   Housing Authority of Savannah, Georgia, Multifamily                   8/16 at 100.00         Aaa          1,458,044
                 Housing Revenue Refunding Bonds, Chatham Gardens
                 Project, Series 2001, 5.625%, 8/01/31 (Alternative
                 Minimum Tax) (Mandatory put 2/01/19)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 16.3%

        2,000   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA          2,076,960
                 Mortgage Bonds, Series 2002A-2, 5.450%, 12/01/22
                 (Alternative Minimum Tax)

          650   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA            673,446
                 Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22
                 (Alternative Minimum Tax)

        2,025   Georgia Housing and Finance Authority, Single Family                 12/12 at 100.00         AAA          2,067,728
                 Mortgage Bonds, Series 2002C-2, 5.300%, 6/01/33
                 (Alternative Minimum Tax)


                                       21


                            Nuveen Georgia Dividend Advantage Municipal Fund (NZX) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.7%

$         750   Savannah Economic Development Authority, Georgia,                     7/12 at 100.00         AAA        $   790,380
                 Revenue Bonds, GTREP Project, Series 2002,
                 5.000%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.5%

        1,000   Richmond County Development Authority, Georgia,                       2/12 at 101.00         BBB          1,026,140
                 Environmental Improvement Revenue Bonds, International
                 Paper Company Project Refunding, Series 2002A,
                 6.000%, 2/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 7.3%

        2,000   Georgia, General Obligation Bonds, Series 2002D,                      8/12 at 100.00         AAA          2,144,520
                 5.000%, 8/01/18


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 9.3%

        1,525   Macon-Bibb County Urban Development Authority,                        8/12 at 101.00          AA          1,677,805
                 Georgia, Revenue Refunding Bonds, County of Bibb
                 Public Facilities Projects, Series 2002A, 5.000%, 8/01/14

        1,000   Rockdale County Water and Sewerage Authority, Georgia,                1/10 at 101.00         AAA          1,063,870
                 Revenue Bonds, Series 1999A, 5.375%, 7/01/29 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.7%

        1,000   Atlanta, Georgia, Airport General Revenue Refunding                   1/10 at 101.00         AAA          1,101,650
                 Bonds, Series 2000A, 5.400%, 1/01/15 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.3%

        1,500   Coweta County Development Authority, Georgia,                         1/13 at 100.00         Aaa          1,633,920
                 Revenue Bonds, Newnan Water and Sewer and Light
                 Commission Project, Series 2002, 5.250%, 1/01/18 -
                 FGIC Insured

        1,250   Municipal Electric Authority of Georgia, Combustion Turbine          11/12 at 100.00         AAA          1,346,325
                 Revenue Project Bonds, Series 2002A, 5.250%, 11/01/20 -
                 MBIA Insured

        1,200   Summerville, Georgia, Combined Public Utility Revenue                 1/12 at 101.00        Baa3          1,228,500
                 Refunding and Improvement Bonds, Series 2002,
                 5.750%, 1/01/26


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 20.1%

        2,065   Augusta, Georgia, Water and Sewerage Revenue Bonds,                  10/12 at 100.00         AAA          2,227,784
                 Series 2002, 5.000%, 10/01/16 - FSA Insured

        2,200   DeKalb County, Georgia, Water and Sewerage Bonds,                    10/10 at 101.00          AA          2,261,752
                 Series 2000, 5.125%, 10/01/31

        1,395   Macon Water Authority, Georgia, Water and Sewer                      10/11 at 101.00         AA-          1,452,056
                 Revenue Bonds, Series 2001B, 5.000%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------
$      41,635   Total Long-Term Investments (cost $42,148,055) - 147.7%                                                  43,571,461
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.1%                                                                        936,653
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.8)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $29,508,114
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                     ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                            Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.7%

$       1,750   DeKalb County Development Authority, Georgia, Pollution              12/12 at 101.00        Baa1        $ 1,790,285
                 Control Revenue Refunding Bonds, General Motors
                 Corporation Projects, Series 2002, 6.000%, 3/15/21


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.8%

        2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          1,846,900
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.1%

                Athens-Clarke County Unified Government Development Authority,
                Georgia, Educational Facilities Revenue Bonds, UGAREF CCRC
                Building LLC Project, Series 2002:
        1,225    5.000%, 12/15/18 - AMBAC Insured                                    12/12 at 100.00         AAA          1,302,371
        1,240    5.000%, 12/15/19 - AMBAC Insured                                    12/12 at 100.00         AAA          1,309,700

                Athens Housing Authority, Georgia, Student Housing Lease Revenue
                Bonds, UGAREF East Campus Housing LLC Project, Series 2002:
        3,500    5.000%, 12/01/27 - AMBAC Insured                                    12/12 at 100.00         Aaa          3,566,325
        2,500    5.000%, 12/01/33 - AMBAC Insured                                    12/12 at 100.00         Aaa          2,540,775

        1,050   Fulton County Development Authority, Georgia, TUFF                    2/12 at 100.00         AAA          1,066,401
                 Morehouse Project, Series 2002A, 5.000%, 2/01/34 -
                 AMBAC Insured

        2,000   Fulton County Development Authority, Georgia, Revenue                11/13 at 100.00         AAA          2,067,120
                 Bonds, Klaus Parking and Family Housing Projects,
                 Georgia Tech, Series 2003, 5.000%, 11/01/23 -
                 MBIA Insured

        1,315   Private Colleges and University Authority, Georgia,                   9/11 at 100.00          AA          1,350,715
                 Emory University Revenue Bonds, Series 2001A,
                 5.125%, 9/01/33

        1,250   Private Colleges and Universities Authority, Georgia,                10/11 at 102.00        Baa1          1,297,950
                 Revenue Bonds, Mercer University, Series 2001,
                 5.750%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 27.9%

        2,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          2,055,500
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.125%, 1/01/32 - MBIA Insured

                Floyd County Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Floyd Medical Center Project, Series 2002:
        1,480    5.000%, 7/01/22 - MBIA Insured                                       7/12 at 101.00         Aaa          1,525,998
        1,000    5.200%, 7/01/32 - MBIA Insured                                       7/12 at 101.00         Aaa          1,038,590

        1,145   Floyd County Hospital Authority, Georgia, Revenue                     7/13 at 101.00         Aaa          1,209,933
                 Anticipation Certificates, Floyd Medical Center,
                 Series 2003, 5.000%, 7/01/20 (WI, Settling 12/17/03) -
                 MBIA Insured

        1,250   Gainesville, Hall County Hospital Authority, Georgia,                 5/11 at 100.00          A-          1,262,538
                 Revenue Anticipation Certificates, Northeast Georgia
                 Health Services Inc. Project, Series 2001, 5.500%, 5/15/31

        3,000   Glynn-Brunswick Memorial Hospital Authority, Georgia,                 8/06 at 102.00         AAA          3,290,520
                 Revenue Bonds, Southeast Georgia Health Systems
                 Project, Series 1996, 5.250%, 8/01/13 - MBIA Insured

                Newnan Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Newnan Hospital Inc., Series 2002:
        2,260    5.500%, 1/01/19 - MBIA Insured                                       1/13 at 100.00         Aaa          2,488,124
        3,020    5.500%, 1/01/20 - MBIA Insured                                       1/13 at 100.00         Aaa          3,315,235

        1,945   Tift County Hospital Authority, Georgia, Revenue                     12/12 at 101.00         Aaa          2,094,804
                 Anticipation Bonds, Tift Regional Medical Center,
                 Series 2002, 5.250%, 12/01/19 - AMBAC Insured


                                       23


                            Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.6%

                Savannah Economic Development Authority, Georgia, Multifamily
                Housing Revenue Bonds, Snap I-II-III Apartments, GNMA
                Collateral, Series 2002A:
$         500    5.150%, 11/20/22 (Alternative Minimum Tax)                          11/12 at 102.00         AAA        $   508,725
        1,000    5.200%, 11/20/27 (Alternative Minimum Tax)                          11/12 at 102.00         AAA          1,011,000
        1,500    5.250%, 11/20/32 (Alternative Minimum Tax)                          11/12 at 102.00         AAA          1,518,720


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.8%

        2,025   Georgia Housing and Finance Authority, Single Family                  6/11 at 100.00         AAA          2,074,167
                 Mortgage Bonds, Series 2001B-2, 5.400%, 12/01/31
                 (Alternative Minimum Tax)

        1,700   Georgia Housing and Finance Authority, Single Family                 12/12 at 100.00         AAA          1,747,209
                 Mortgage Bonds, Series 2002C-2, 5.100%, 12/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 1.6%

        1,000   Richmond County Development Authority, Georgia,                       2/11 at 101.00         BBB          1,042,800
                 Environmental Improvement Revenue Bonds, International
                 Paper Company Project, Series 2001A, 6.250%, 2/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 6.0%

          750   State of Georgia, General Obligation Bonds,                             No Opt. Call         AAA            856,358
                 Series 1998D, 5.250%, 10/01/15

                Oconee County, Georgia, General Obligation Bonds,
                Series 2003, Recreation Project:
        1,410    5.500%, 1/01/23 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,544,063
        1,470    5.250%, 1/01/26 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,549,424


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 31.6%

        1,405   Development Authority of Clayton County, Georgia,                     7/12 at 100.00         AAA          1,502,577
                 Revenue Bonds, TUFF Archives LLC Project, Series 2001A,
                 5.250%, 7/01/21 - MBIA Insured

        4,000   Forsyth County, Georgia, Water and Sewerage Authority                 4/13 at 100.00          AA          4,081,160
                 Revenue Bonds, Series 2002, 5.000%, 4/01/32

          750   Georgia Municipal Association Inc., Certificates                      1/12 at 101.00         AAA            790,028
                 of Participation, City of Atlanta Court Project,
                 Series 2002, 5.125%, 12/01/21 - AMBAC Insured

        2,500   Metropolitan Atlanta Rapid Transit Authority, Georgia,                  No Opt. Call         AAA          3,075,600
                 Sales Tax Revenue Refunding Bonds, Series P,
                 6.250%, 7/01/20 - AMBAC Insured

        2,000   Puerto Rico Highway and Transportation Authority,                     7/16 at 100.00         AAA          2,221,100
                 Highway Revenue Bonds, Series 1996Y, 5.500%, 7/01/36 -
                 FSA Insured

        5,000   Puerto Rico Public Buildings Authority, Guaranteed                      No Opt. Call         AAA          5,578,550
                 Government Facilities Revenue Refunding Bonds,
                 Series 2002F, 5.250%, 7/01/21 - CIFG Insured

                Puerto Rico Municipal Finance Agency, Series 2002A:
          800    5.250%, 8/01/21 - FSA Insured                                        8/12 at 100.00         AAA            863,208
        2,500    5.000%, 8/01/27 - FSA Insured                                        8/12 at 100.00         AAA          2,575,400


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.0%

        3,650   Atlanta, Georgia, Airport General Revenue Refunding                   1/10 at 101.00         AAA          3,954,008
                 Bonds, Series 2000A, 5.500%, 1/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 0.9%

          525   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                 5/09 at 101.00         AAA            593,633
                 Series 1999A, 5.000%, 11/01/38 (Pre-refunded to
                 5/01/09) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.1%

        1,000   City of Elberton, Georgia, Combined Utility System                    1/12 at 100.00         Aaa          1,033,900
                 Refunding and Improvement Revenue Bonds, Series 2001,
                 5.000%, 1/01/22 - AMBAC Insured

        2,000   Georgia Municipal Electric Authority, General Power Revenue           1/13 at 100.00         AAA          2,136,180
                  Bonds, Series 2002A, 5.000%, 1/01/17 - FSA Insured

        1,000   Development Authority of Monroe County, Georgia,                        No Opt. Call         AAA          1,079,850
                 Pollution Control Revenue Bonds, Georgia  Power Company
                 Scherer Plant Project, Series 2001, 4.200%, 1/01/12 (Mandatory
                 put 12/01/08) - AMBAC Insured


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       1,000   Municipal Electric Authority of Georgia, Project One                  1/13 at 100.00         AAA        $ 1,033,540
                 Subordinated Lien Revenue Bonds, Series 2003A,
                 5.000%, 1/01/22 - MBIA Insured

        1,775   Puerto Rico Electric Power Authority, Power Revenue                   7/12 at 101.00         AAA          1,966,966
                 Bonds, Series 2002II, 5.375%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 24.6%

        2,000   City of Atlanta, Georgia, Water and Wastewater Revenue                5/12 at 100.00         AAA          2,025,580
                 Bonds, Series 2001A, 5.000%, 11/01/39 - MBIA Insured

                Augusta, Georgia, Water and Sewerage Revenue Bonds,
                Series 2002:
        1,000    5.250%, 10/01/22 - FSA Insured                                      10/12 at 100.00         AAA          1,066,550
        3,500    5.000%, 10/01/27 - FSA Insured                                      10/12 at 100.00         AAA          3,578,610

                DeKalb County, Georgia, Water and Sewerage Bonds,
                Series 2000:
        2,500    5.125%, 10/01/31                                                    10/10 at 101.00          AA          2,570,175
        2,500    5.375%, 10/01/35                                                    10/10 at 101.00          AA          2,668,400

          950   Fulton County, Georgia, Water and Sewerage Revenue                    7/08 at 101.00         AAA          1,017,612
                 Bonds, Series 1998, 5.000%, 1/01/16 - FGIC Insured

        3,100   Harris County, Georgia, Water System Revenue Bonds,                  12/12 at 100.00         Aaa          3,221,893
                  Series 2002, 5.000%, 12/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      91,740   Total Long-Term Investments (cost $95,316,854) - 147.7%                                                  96,906,770
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.6%                                                                      1,684,601
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.3)%                                                        (33,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $65,591,371
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                     ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                   (WI)  Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                            Nuveen North Carolina Premium Income Municipal Fund (NNC)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.4%

$       1,050   North Carolina Capital Facilities Financing Agency,                   4/13 at 100.00         AAA        $ 1,065,992
                 Educational Facilities Revenue Bonds, Johnson and Wales
                 University Project, Series 2003A, 5.000%, 4/01/33 -
                 XLCA Insured

        1,000   North Carolina Capital Facilities Financing Agency,                   6/13 at 100.00         AAA          1,021,790
                 Educational Facilities Revenue Bonds, Elizabeth City State
                 University Housing Project, Series 2003A, 5.000%, 6/01/28 -
                 AMBAC Insured

                State of North Carolina Education Assistance Authority,
                Guaranteed Student Loan Revenue Bonds, Series 1995A (Subordinate
                Lien):
        1,000    6.050%, 7/01/10 (Alternative Minimum Tax)                            7/05 at 102.00          A2          1,046,590
        2,400    6.300%, 7/01/15 (Alternative Minimum Tax)                            7/05 at 102.00          A2          2,496,648

        5,875   State of North Carolina Education Assistance Authority                7/06 at 102.00          A2          6,175,918
                 (A Political Subdivision of the State of North Carolina),
                 Guaranteed Student Loan Revenue Bonds, Subordinate
                 Lien Series 1996C, 6.350%, 7/01/16 (Alternative
                 Minimum Tax)

        1,000   The University of North Carolina System, Pool Revenue                10/12 at 100.00         AAA          1,076,410
                 Refunding Bonds, Series 2002A, 5.375%, 4/01/22 -
                 AMBAC Insured

        1,675   University of North Carolina at Wilmington, General                   1/12 at 101.00         Aaa          1,740,024
                 Revenue Bonds, Series 2002A, 5.000%, 1/01/23 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 29.8%

        5,630   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          5,661,415
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

                North Carolina Medical Care Commission, Healthcare Facilities
                Revenue Bonds, Union Regional Medical Center Project, Series
                2002A:
        1,000    5.500%, 1/01/19                                                      1/12 at 100.00           A          1,048,140
          550    5.500%, 1/01/20                                                      1/12 at 100.00           A            573,105
        1,750    5.375%, 1/01/32                                                      1/12 at 100.00           A          1,772,820

        2,000   North Carolina Medical Care Commission, Healthcare                   11/13 at 100.00         AA-          2,078,460
                 Facilities Revenue Bonds, Novant Health Obligated
                 Group, Series 2003A, 5.000%, 11/01/19

        2,000   North Carolina Medical Care Commission, Healthcare                   10/09 at 101.00          A-          2,148,980
                 Facilities Revenue Bonds, Stanly Memorial Hospital
                 Project, Series 1999, 6.375%, 10/01/29

        3,250   North Carolina Medical Care Commission, Healthcare                   10/11 at 101.00         AAA          3,307,915
                 Facilities Revenue Bonds, WakeMed Project, Series 2001,
                 5.000%, 10/01/32 - AMBAC Insured

        3,615   North Carolina Medical Care Commission, Hospital                     10/08 at 101.00          AA          3,548,050
                 Revenue Bonds, FirstHealth of the Carolinas Project,
                 Series 1998, 4.750%, 10/01/26

        3,000   North Carolina Medical Care Commission, Hospital                      6/12 at 101.00           A          3,076,320
                 Revenue Bonds, Southeastern Regional Medical Center,
                 Series 2002, 5.375%, 6/01/32

        5,000   North Carolina Medical Care Commission, Health                       10/11 at 101.00          AA          5,136,650
                 System Revenue Bonds, Mission-Saint Joseph Health
                 System, Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.7%

        1,000   Asheville Housing Authority, North Carolina, GNMA-                   11/07 at 102.00         AAA          1,024,080
                 Collateralized Multifamily Housing Revenue Bonds,
                 Woodridge Apartments, Series 1997, 5.800%, 11/20/39
                 (Alternative Minimum Tax)

        1,000   Charlotte, North Carolina, FHA-Insured Mortgage                       1/04 at 104.00         AAA          1,034,580
                 Revenue Refunding Bonds, Tryon Hills Apartments Project,
                 Series 1993A, 5.875%, 1/01/25 - MBIA Insured

        3,000   Mecklenburg County, North Carolina, Multifamily Housing               1/12 at 102.00         AAA          3,125,160
                 Revenue Bonds, Sycamore Green Apartments, Series 2001,
                 5.500%, 1/15/35 (Alternative Minimum Tax) - FGIC Insured

        2,290   Mecklenburg County, North Carolina, FNMA-Enhanced                     7/13 at 105.00         AAA          2,362,479
                 Multifamily Housing Revenue Bonds, Little Rock Apartments,
                 Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax)


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

                North Carolina Housing Finance Agency, Multifamily Revenue
                Bonds, FHA-Insured Mortgage Loan Resolution, Series 1993:
$         280    5.800%, 7/01/14                                                      1/04 at 101.00          AA        $   284,225
          435    5.900%, 7/01/26                                                      1/04 at 101.00          AA            439,376


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 11.4%

          130   North Carolina Housing Finance Agency, Single Family                  3/04 at 102.00          AA            132,803
                 Revenue Bonds, 1985 Resolution, Series X, 6.700%, 9/01/26
                 (Alternative Minimum Tax)

        5,875   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          6,167,575
                 Revenue Bonds, 1998 Trust Agreement, Series 6A,
                 6.200%, 1/01/29 (Alternative Minimum Tax)

        2,970   North Carolina Housing Finance Agency, Single Family                  3/06 at 102.00          AA          3,071,990
                 Revenue Bonds, 1985 Resolution, Series HH,
                 6.300%, 3/01/26 (Alternative Minimum Tax)

        1,460   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA          1,491,726
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.4%

        2,100   Haywood County Industrial Facilities and Pollution Control           12/05 at 102.00         BBB          2,108,925
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, Champion International
                 Corporation Project, Series 1995A, 5.750%, 12/01/25
                 (Alternative Minimum Tax)

        2,000   Haywood County Industrial Facilities and Pollution Control            3/06 at 102.00        Baa2          2,079,340
                 Financing Authority, North Carolina, Pollution Control
                 Revenue Refunding Bonds, Champion International
                 Corporation Project, Series 1995, 6.000%, 3/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.3%

        1,890   Craven County, North Carolina, General Obligation Bonds,              5/12 at 101.00         AAA          1,987,826
                 Series 2002, 5.000%, 5/01/21 - AMBAC Insured

        4,285   Durham County, North Carolina, General Obligation Public              4/12 at 100.00         AAA          4,647,854
                 Improvement Bonds, Series 2002B, 5.000%, 4/01/16

        1,000   Johnston county, North Carolina, General Obligation                   6/11 at 102.00         AAA          1,085,620
                 Bonds, Series 2001, 5.000%, 6/01/16 - FGIC Insured

        4,500   State of North Carolina, General Obligation Bonds,                    9/10 at 102.00         AAA          4,920,975
                 Series 2000A, 5.100%, 9/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 11.0%

        1,330   Cabarrus County, North Carolina, Certificates of                      2/13 at 100.00         AA-          1,458,159
                 Participation, Series 2002, 5.250%, 2/01/17

                Charlotte, North Carolina, Certificates of Participation,
                Governmental Facilities Projects, Series 2003G:
        1,700    5.375%, 6/01/26                                                      6/13 at 100.00         AA+          1,803,904
        1,000    5.000%, 6/01/33                                                      6/13 at 100.00         AA+          1,013,980

                Charlotte, North Carolina, Storm Water Fee Revenue
                Bonds, Series 2002:
        1,050    5.250%, 6/01/20                                                      6/12 at 101.00         AA+          1,136,741
        1,750    5.000%, 6/01/25                                                      6/12 at 101.00         AA+          1,794,608

        2,180   Concord, North Carolina, Certificates of Participation,               6/06 at 102.00         AAA          2,428,346
                 Series 1996A, 6.125%, 6/01/21 - MBIA Insured

          750   Johnston County Finance Corporation, North Carolina,                  8/09 at 101.00         AAA            802,688
                 Installment Payment Revenue Bonds, School and Museum
                 Projects, Series 1999, 5.250%, 8/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.3%

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        2,250    5.250%, 11/01/16 - FGIC Insured                                      5/11 at 101.00         Aaa          2,472,615
        4,450    5.000%, 11/01/31 - FGIC Insured                                      5/11 at 101.00         Aaa          4,512,434


                                       27


                            Nuveen North Carolina Premium Income Municipal Fund (NNC) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 22.3%

$       4,000   Charlotte, North Carolina, Water and Sewer System                     6/10 at 101.00         AAA        $ 4,595,760
                 Revenue Bonds, Series 2000, 5.250%, 6/01/25
                 (Pre-refunded to 6/01/10)

        2,000   Charlotte, North Carolina, Storm Water Fee Revenue                    6/10 at 101.00      AA+***          2,383,740
                 Bonds, Series 2000, 6.000%, 6/01/25 (Pre-refunded
                 to 6/01/10)

        2,900   Fayetteville Public Works Commission, North Carolina,                 3/07 at 101.00         AAA          3,224,162
                 Revenue Bonds, Series 1997, 5.125%, 3/01/24
                 (Pre-refunded to 3/01/07) - FSA Insured

        2,265   North Carolina Municipal Power Agency 1, Catawba                        No Opt. Call         AAA          2,870,208
                 Electric Revenue Bonds, Series 1980, 10.500%, 1/01/10

        2,000   Orange County, North Carolina, General Obligation School              2/04 at 102.00      AA+***          2,055,340
                 Bonds, Series 1994, 5.500%, 2/01/11
                 (Pre-refunded to 2/01/04)

        2,180   County of Union, North Carolina, Enterprise Systems                   6/06 at 102.00         AAA          2,428,433
                 Revenue Bonds, Series 1996, 5.500%, 6/01/21
                 (Pre-refunded to 6/01/06) - MBIA Insured

        3,340   Board of Governors of The University of North Carolina,               2/06 at 102.00       AA***          3,670,860
                 University of North Carolina Hospitals at Chapel Hill,
                 Revenue Bonds, Series 1996, 5.250%, 2/15/26
                 (Pre-refunded to 2/15/06)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.9%

        2,600   North Carolina Eastern Municipal Power Agency, Power                  1/04 at 101.00         BBB          2,627,066
                 System Revenue Bonds, Series 1993D, 5.600%, 1/01/16

        4,000   North Carolina Municipal Power Agency Number 1,                       1/10 at 101.00        BBB+          4,440,000
                 Catawba Electric Revenue Bonds, Series 1999B,
                 6.500%, 1/01/20

        2,000   North Carolina Municipal Power Agency Number 1,                       1/13 at 100.00         AAA          2,212,200
                 Catawba Electric Revenue Bonds, Series 2003A,
                 5.250%, 1/01/15 - AMBAC Insured

        1,000   The Wake County Industrial Facilities and Pollution                   2/12 at 101.00          A3          1,068,660
                 Control Financing Authority, North Carolina, Revenue
                 Refunding Bonds, Carolina Power and Light Company
                 Project, Series 2002, 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 4.4%

                Thomasville, North Carolina, Combined Enterprise System
                Revenue Bonds, Series 2002:
          370    5.000%, 5/01/20 - MBIA Insured                                       5/12 at 101.00         AAA            388,859
          390    5.000%, 5/01/21 - MBIA Insured                                       5/12 at 101.00         AAA            406,505
        1,250    5.125%, 5/01/27 - MBIA Insured                                       5/12 at 101.00         AAA          1,293,684

        2,000   Winston-Salem, North Carolina, Water and Sewer System                 6/12 at 100.00         AAA          2,128,920
                 Revenue Bonds, Series 2002A, 5.000%, 6/01/18
------------------------------------------------------------------------------------------------------------------------------------
$     124,765   Total Long-Term Investments (cost $124,022,837) - 138.9%                                                132,157,633
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 10.3%                                                                     9,817,723
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.2)%                                                        (46,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $95,175,356
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                     ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.


                            Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 27.4%

$         500   North Carolina Capital Facilities Finance Agency,                     9/11 at 101.00          A3        $   521,275
                 Educational Facilities Revenue Bonds, High Point
                 University Project, Series 2001, 5.125%, 9/01/18

        2,250   North Carolina Capital Facilities Financing Agency,                  10/11 at 100.00         AA+          2,320,605
                 Revenue Bonds, Duke University Project, Series 2001A,
                 5.125%, 10/01/26

        1,750   The University of North Carolina at Chapel Hill, General              6/11 at 100.00         AA+          1,786,768
                 Revenue Bonds, Series 2001A, 5.000%, 12/01/25

        1,845   The University of North Carolina at Chapel Hill, General                No Opt. Call         AA+          2,072,710
                 Revenue Bonds, Series 2002B, 5.000%, 12/01/11

        2,450   University of North Carolina System, Pool Revenue Refunding          10/12 at 100.00         AAA          2,711,170
                 Bonds, Series 2002A, 5.375%, 4/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 25.0%

        1,110   North Carolina Medical Care Commission, Healthcare                    1/12 at 100.00           A          1,173,992
                 Facilities Revenue Bonds, Union Regional Medical Center
                 Project, Series 2002A, 5.250%, 1/01/15

        1,250   North Carolina Medical Care Commission, Healthcare                   11/13 at 100.00         AA-          1,290,950
                 Facilities Revenue Bonds, Novant Health Obligated
                 Group, Series 2003A, 5.000%, 11/01/20

        2,500   North Carolina Medical Care Commission, Healthcare                    5/07 at 100.00         AA-          2,537,800
                 Revenue Bonds, Carolina Medicorp Project, Series 1996,
                 5.250%, 5/01/26

        1,500   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A          1,540,095
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.250%, 6/01/22

        2,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          2,054,660
                 Revenue Bonds, Mission - Saint Joseph Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 14.3%

        2,250   Durham Housing Authority, North Carolina, FNMA                        6/11 at 100.00         AAA          2,318,333
                 Guaranteed Multifamily Housing Revenue Bonds, Naples
                 Terrace Apartments Project, Series 2001A, 5.700%, 6/01/33
                 (Alternative Minimum Tax)

        2,500   County of Mecklenburg, North Carolina, Multifamily                    1/12 at 102.00         AAA          2,604,300
                 Housing Revenue Bonds, Sycamore Green Apartments,
                 Series 2001, 5.500%, 1/15/35 (Alternative Minimum Tax) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.0%

        1,440   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          1,483,358
                 Revenue Bonds, 1998 Trust Agreement, Series 5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)

          585   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA            597,712
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.5%

          750   Columbus County Industrial Facilities and Pollution                   4/07 at 102.00         BBB            776,438
                 Control Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, International Paper Company
                 Project, Series 1997A, 6.150%, 4/01/21 (Alternative
                 Minimum Tax)

          750   Columbus County Industrial Facilities and Pollution                  12/07 at 102.00         BBB            779,625
                 Control Financing Authority, North Carolina, Solid Waste
                 Disposal Revenue Refunding Bonds, International Paper
                 Company Project, Series 1996A, 5.800%, 12/01/16
                 (Alternative Minimum Tax)


                                       29


                            Nuveen North Carolina Dividend Advantage Municipal Fund (NRB) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 18.4%

$       1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-        $ 1,475,422
                 Series 2002, 5.250%, 2/01/15

                Charlotte, North Carolina, Certificates of Participation,
                Governmental Facilities Projects, Series 2003G:
        1,400    5.375%, 6/01/26                                                      6/13 at 100.00         AA+          1,485,568
        1,290    5.000%, 6/01/33                                                      6/13 at 100.00         AA+          1,308,034

        1,870   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          2,077,458
                 Series 2002, 5.250%, 6/01/15 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.8%

        1,530   Raleigh Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa          1,664,395
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/18 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 19.7%

                Greenville, North Carolina, Combined Enterprise System
                Revenue Bonds, Series 2001:
        1,000    5.250%, 9/01/20 - FSA Insured                                        9/11 at 101.00         AAA          1,079,120
          500    5.250%, 9/01/21 - FSA Insured                                        9/11 at 101.00         AAA            536,100

        2,500   North Carolina Eastern Municipal Power Agency, Power                  1/04 at 100.00         AAA          2,508,050
                 System Revenue Refunding Bonds, Series 1993B,
                 5.500%, 1/01/17 - FGIC Insured

        1,000   North Carolina Eastern Municipal Power Agency, Power                  1/09 at 102.00         BBB          1,064,180
                 System Revenue Refunding Bonds, Series 1999B,
                 5.650%, 1/01/16

        1,500   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,602,990
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company Project,
                 Series 2002, 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 24.0%

        2,290   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa          2,430,284
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26 -
                 MBIA Insured

        2,250   Charlotte, North Carolina, Water and Sewer System Revenue             6/11 at 101.00         AAA          2,343,330
                 Bonds, Series 2001, 5.125%, 6/01/26

                Greensboro, North Carolina, Combined Enterprise System
                Revenue Bonds, Series 2001A:
          500    5.125%, 6/01/20                                                      6/11 at 101.00         AA+            528,000
          500    5.125%, 6/01/21                                                      6/11 at 101.00         AA+            525,095

        2,275   Winston-Salem, North Carolina, Water and Sewer System                 6/12 at 100.00         AAA          2,438,550
                 Revenue Bonds, Series 2002A, 5.000%, 6/01/17
------------------------------------------------------------------------------------------------------------------------------------
$      47,165   Total Long-Term Investments (cost $47,607,488) - 144.1%                                                  49,636,367
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.3%                                                                      1,804,624
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.4)%                                                        (17,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $34,440,991
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                                 See accompanying notes to financial statements.


                                       30


                            Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.7%

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2001:
$         600    5.125%, 7/15/24                                                      1/11 at 101.00         Aaa        $   621,090
          200    5.125%, 7/15/27                                                      1/11 at 101.00         Aaa            206,496

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2002:
        1,000    5.000%, 7/15/13 - MBIA Insured                                       7/12 at 100.00         Aaa          1,102,560
        1,040    5.000%, 7/15/14 - MBIA Insured                                       7/12 at 100.00         Aaa          1,136,658
        1,000    5.000%, 7/15/15 - MBIA Insured                                       7/12 at 100.00         Aaa          1,085,630

        3,750   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         AA+          3,867,675
                 Bonds, Duke University Project, Series 2001A,
                 5.125%, 10/01/26

        1,840   The University of North Carolina at Chapel Hill, General                No Opt. Call         AA+          2,067,093
                 Revenue Bonds, Series 2002B, 5.000%, 12/01/11

          400   Board of Governors of the University of North Carolina,               4/11 at 101.00         AAA            442,964
                 University of North Carolina at Greensboro, General
                 Revenue and Revenue Refunding Bonds, Series 2002B,
                 5.375%, 4/01/17 - FSA Insured

                University of North Carolina System, Pool Revenue Refunding
                Bonds, Series 2002A:
        1,155    5.375%, 4/01/16 - AMBAC Insured                                     10/12 at 100.00         AAA          1,285,423
        1,100    5.375%, 4/01/19 - AMBAC Insured                                     10/12 at 100.00         AAA          1,202,652


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.2%

        4,000   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          4,022,320
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

        2,225   New Hanover County, North Carolina, Hospital Revenue                  4/04 at 102.00         AAA          2,230,118
                 Bonds, New Hanover Regional Medical Center Project,
                 Series 1993, 4.750%, 10/01/23 - AMBAC Insured

        1,005   North Carolina Medical Care Commission, Healthcare                    1/12 at 100.00           A          1,080,646
                 Facilities Revenue Bonds, Union Regional Medical
                 Center Project, Series 2002A, 5.250%, 1/01/13

          750   North Carolina Medical Care Commission, Healthcare                   11/13 at 100.00         AA-            774,570
                 Facilities Revenue Bonds, Novant Health Obligated Group,
                 Series 2003A, 5.000%, 11/01/20

        1,000   North Carolina Medical Care Commission, Healthcare                   10/11 at 101.00         AAA          1,017,820
                 Facilities Revenue Bonds, WakeMed Project, Series 2001,
                 5.000%, 10/01/32 - AMBAC Insured

                North Carolina Medical Care Commission, Hospital Revenue Bonds,
                Southeastern Regional Medical Center, Series 2002:
        1,000    5.500%, 6/01/15                                                      6/12 at 101.00           A          1,084,640
        2,000    5.250%, 6/01/22                                                      6/12 at 101.00           A          2,053,460

        1,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          1,027,330
                 Revenue Bonds, Mission-Saint Joseph Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.3%

        3,500   County of Mecklenburg, North Carolina, Multifamily                    1/12 at 102.00         AAA          3,646,020
                 Housing Revenue Bonds, Sycamore Green Apartments,
                 Series 2001, 5.500%, 1/15/35 (Alternative Minimum Tax) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.5%

          495   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA            505,756
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) -
                 AMBAC Insured

                North Carolina Housing Finance Agency, Home Ownership
                Revenue Bonds, Series 13-A:
        1,000    4.700%, 7/01/12 (Alternative Minimum Tax)                            7/11 at 100.00          AA          1,045,280
        1,000    4.850%, 7/01/13 (Alternative Minimum Tax)                            7/11 at 100.00          AA          1,045,150


                                       31


                            Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.4%

$       1,400   Haywood County Industrial Facilities and Pollution Control            4/04 at 102.00         BBB        $ 1,410,472
                 Financing Authority, North Carolina, Solid Waste Disposal
                 Revenue Bonds, Champion International Corporation Project,
                 Series 1993, 5.500%, 10/01/18 (Alternative Minimum Tax)

        1,100   The Industrial Facilities and Pollution Control Financing             2/11 at 101.00         BBB          1,143,868
                 Authority of the County of Northampton, North Carolina,
                 Environmental Improvement Revenue Bonds, International
                 Paper Company Project, Series 2001A, 6.200%, 2/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 18.1%

          250   Durham County, North Carolina, General Obligation Bonds,              5/10 at 102.00         AAA            285,025
                 Series 2000, 5.600%, 5/01/15

        3,000   County of Mecklenburg, North Carolina, General Obligation             4/10 at 101.50         AAA          3,292,620
                 Public Improvement Bonds, Series 2000D, 5.000%, 4/01/13

        3,000   State of North Carolina, General Obligation Bonds,                    9/10 at 102.00         AAA          3,280,650
                 Series 2000A, 5.100%, 9/01/16

        3,200   County of Wake, North Carolina, General Obligation School             2/10 at 101.50         AAA          3,577,760
                 Bonds, Series 2000, 5.400%, 2/01/13


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.7%

        1,330   Cabarrus County, North Carolina, Certificates of                      2/13 at 100.00         AA-          1,465,687
                 Participation, Series 2002, 5.250%, 2/01/16

                Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
                Series 2002:
        1,850    5.250%, 6/01/18                                                      6/12 at 101.00         AA+          2,025,084
          400    5.250%, 6/01/19                                                      6/12 at 101.00         AA+            435,440

        1,325   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          1,455,022
                 Series 2002, 5.250%, 6/01/17 - AMBAC Insured

                Hartnett County, North Carolina, Certificates of Participation,
                Series 2002:
        1,000    5.250%, 12/01/15 - FSA Insured                                      12/12 at 101.00         AAA          1,117,270
        2,025    5.375%, 12/01/16 - FSA Insured                                      12/12 at 101.00         AAA          2,271,726
          825    5.000%, 12/01/18 - FSA Insured                                      12/12 at 101.00         AAA            882,998

        1,595   Rutherford County, North Carolina, Certificates of                    9/12 at 101.00         AAA          1,704,768
                 Participation, Series 2002, 5.000%, 9/01/18 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.7%

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        1,000    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa          1,104,950
        2,320    5.250%, 11/01/16 - FGIC Insured                                      5/11 at 101.00         Aaa          2,549,541
        2,230    5.250%, 11/01/17 - FGIC Insured                                      5/11 at 101.00         Aaa          2,438,527

                University of North Carolina at Charlotte, Parking System
                Revenue Bonds, Series 2002:
          360    5.000%, 1/01/17 - MBIA Insured                                       1/12 at 101.00         Aaa            386,208
          270    5.000%, 1/01/20 - MBIA Insured                                       1/12 at 101.00         Aaa            283,362
          500    5.125%, 1/01/27 - MBIA Insured                                       1/12 at 101.00         Aaa            518,100


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 5.8%

        3,000   Fayetteville Public Works Commission, North Carolina,                 3/07 at 101.00         AAA          3,335,340
                 Revenue Bonds, Series 1997, 5.125%, 3/01/24
                 (Pre-refunded to 3/01/07) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.3%

        2,500   North Carolina Eastern Municipal Power Agency, Power                  1/04 at 100.00         AAA          2,508,050
                 System Revenue Refunding Bonds, Series 1993B,
                 5.500%, 1/01/17 - FGIC Insured

        2,400   North Carolina Eastern Municipal Power Agency, Power                  1/04 at 101.00         BBB          2,424,984
                 System Revenue Bonds, Series 1993D, 5.600%, 1/01/16

        1,500   North Carolina Municipal Power Agency Number 1,                       1/10 at 101.00        BBB+          1,665,000
                 Catawba Electric Revenue Bonds, Series 1999B,
                 6.500%, 1/01/20

        2,600   The Wake County Industrial Facilities and Pollution Control           2/12 at 101.00          A3          2,778,516
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company Project,
                 Series 2002 Refunding, 5.375%, 2/01/17


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.1%

$       4,520   Charlotte, North Carolina, Water and Sewer System Revenue               No Opt. Call         AAA        $ 5,161,614
                 Bonds, Series 2002, 5.250%, 7/01/13

        1,465   Orange Water and Sewer Authority, North Carolina, Water               7/11 at 101.00         AA+          1,540,652
                 and Sewer System Revenue Bonds, Series2001,
                 5.000%, 7/01/20

          850   City of Raleigh, North Carolina, Combined Enterprise System           3/09 at 101.00         AAA            855,907
                 Revenue Bonds, Series 1999, 4.750%, 3/01/24
------------------------------------------------------------------------------------------------------------------------------------
$      78,875   Total Long-Term Investments (cost $80,264,505) - 146.8%                                                  84,450,492
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      1,070,946
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.7)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $57,521,438
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                     ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                            Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.3%

$       2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB        $ 1,846,900
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.6%

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University Project, Series 2001A:
        1,750    5.125%, 10/01/26                                                    10/11 at 100.00         AA+          1,804,915
        2,000    5.125%, 10/01/41                                                    10/11 at 100.00         AA+          2,045,220

        3,000   North Carolina Capital Facilities Financing Agency, Revenue          10/12 at 100.00         AA+          3,064,410
                 Bonds, Duke University Project, Series 2002A,
                 5.125%, 7/01/42

        1,900   University of North Carolina System, Pool Revenue                    10/12 at 100.00         AAA          1,943,491
                 Refunding Bonds, Series 2002A, 5.000%, 4/01/27 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 10.4%

        2,000   The Charlotte-Mecklenburg Hospital Authority,                         1/07 at 102.00          AA          2,050,520
                 North Carolina, Healthcare System Revenue Bonds,
                 Doing Business as Carolina Healthcare System,
                 Series 1997A, 5.125%, 1/15/22

        1,750   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          1,759,765
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

        2,000   North Carolina Medical Care Commission, Healthcare                   11/13 at 100.00         AA-          2,093,140
                 Facilities Revenue Bonds, Novant Health Obligated Group,
                 Series 2003A, 5.000%, 11/01/18


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.8%

        1,000   Mecklenburg County, North Carolina, FNMA-Enhanced                     7/13 at 105.00         AAA          1,028,750
                 Multifamily Housing Revenue Bonds, Little Rock
                 Apartments, Series 2003, 5.150%, 1/01/22 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.7%

        1,465   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          1,509,111
                 Revenue Bonds, 1998 Trust Agreement, Series 5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 5.2%

        1,400   Haywood County Industrial Facilities and Pollution Control           12/05 at 102.00         BBB          1,405,950
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, Champion International
                 Corporation Project, Series 1995A, 5.750%, 12/01/25
                 (Alternative Minimum Tax)

        1,500   Martin County Industrial Facilities and Pollution Control             3/04 at 101.00         BBB          1,519,740
                 Financing Authority, North Carolina, Solid Waste Disposal
                 Revenue Bonds, Weyerhaeuser Company Project,
                 Series 1991, 7.250%, 9/01/14 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.3%

                County of Lincoln, North Carolina, General Obligation
                Bonds, Series 2002A:
          850    5.000%, 6/01/19 - FGIC Insured                                       6/12 at 101.00         AAA            905,939
          900    5.000%, 6/01/20 - FGIC Insured                                       6/12 at 101.00         AAA            952,704
        1,050    5.000%, 6/01/21 - FGIC Insured                                       6/12 at 101.00         AAA          1,104,768

        1,000   County of Mecklenburg, North Carolina, General Obligation             4/10 at 101.50         AAA          1,097,540
                 Public Improvement Bonds, Series 2000D, 5.000%, 4/01/13

        1,000   State of North Carolina, General Obligation Bonds,                    9/10 at 102.00         AAA          1,093,550
                 Series 2000A, 5.100%, 9/01/16

        2,000   Puerto Rico Public Improvement, General Obligation                      No Opt. Call         AAA          2,507,760
                 Refunding Bonds, Series 1997, 6.500%, 7/01/15 -
                 MBIA Insured

          400   City of Raleigh, North Carolina, General Obligation Bonds,            6/12 at 100.00         AAA            421,376
                 Series 2002, 5.000%, 6/01/21


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 43.8%

$       3,900   Cary, North Carolina, General Obligation Water Bonds,                 3/11 at 102.00         AAA        $ 4,147,104
                 Series 2001, 5.000%, 3/01/20

        1,550   Cary, North Carolina, Certificates of Participation, Public          12/12 at 100.00         AA+          1,666,886
                 Improvement Projects, Series 2002A, 5.000%, 12/01/17

        1,500   Centennial Authority, North Carolina, Hotel Tax Revenue               9/07 at 102.00         AAA          1,600,740
                 Bonds, Arena Project, Series 1997, 5.125%, 9/01/19 -
                 FSA Insured

        4,250   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          4,309,415
                 Governmental Facilities Projects, Series 2003G,
                 5.000%, 6/01/33

        3,000   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          3,102,210
                 Series 2002, 5.000%, 6/01/23 - AMBAC Insured

          360   Duplin County, North Carolina, Certificates of Participation,           No Opt. Call         AAA            401,332
                 Series 2002 Refunding, 5.000%, 9/01/12 - AMBAC Insured

                County of Forsyth, North Carolina, Certificates of
                Participation, Series 2002, Public Facilities Equipment Project:
        1,325    5.125%, 1/01/16                                                      1/13 at 101.00         AA+          1,448,676
          770    5.250%, 1/01/19                                                      1/13 at 101.00         AA+            837,344
        1,235    5.250%, 1/01/23                                                      1/13 at 101.00         AA+          1,310,965

        2,000   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,060,320
                 5.000%, 8/01/27 - FSA Insured

        2,000   Rutherford County, North Carolina, Certificates of                    9/12 at 101.00         AAA          2,091,820
                 Participation, Series 2002, 5.000%, 9/01/21 -
                 AMBAC Insured

        1,785   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          1,879,998
                 Series 2003, 5.000%, 6/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.2%

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        1,780    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa          1,966,811
        3,100    5.000%, 11/01/20 - FGIC Insured                                      5/11 at 101.00         Aaa          3,230,758


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.9%

        4,000   North Carolina Eastern Municipal Power Agency, Power                  1/04 at 100.00         AAA          4,012,880
                 System Revenue Refunding Bonds, Series 1993B,
                 5.500%, 1/01/17 - FGIC Insured

        2,665   North Carolina Municipal Power Agency Number 1,                       1/13 at 100.00         AAA          2,947,757
                 Catawba Electric Revenue Bonds, Series 2003A,
                 5.250%, 1/01/15 - AMBAC Insured

        1,400   The Wake County Industrial Facilities and Pollution                   2/12 at 101.00          A3          1,496,124
                 Control Financing Authority, North Carolina, Revenue
                 Refunding Bonds, Carolina Power and Light Company
                 Project, Series 2002, 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 25.4%

          750   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa            795,945
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26 -
                 MBIA Insured

                Charlotte, North Carolina, Water and Sewer System Revenue
                Bonds, Series 2001:
          750    5.125%, 6/01/26                                                      6/11 at 101.00         AAA            781,110
        1,780    5.125%, 6/01/26 - FGIC Insured                                       6/11 at 101.00         AAA          1,853,834

                Durham County, North Carolina, Enterprise System Revenue
                Bonds, Series 2002:
          680    5.000%, 6/01/16 - MBIA Insured                                       6/13 at 100.00         AAA            738,670
          710    5.000%, 6/01/17 - MBIA Insured                                       6/13 at 100.00         AAA            765,991
          300    5.000%, 6/01/18 - MBIA Insured                                       6/13 at 100.00         AAA            321,204

        2,500   City of Kannapolis, North Carolina, Water and Sewer                   2/12 at 101.00         AAA          2,570,373
                 Revenue Bonds, Series 2001B, 5.250%, 2/01/26
                 (Alternative Minimum Tax) - FSA Insured


                                       35


                            Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,000   Orange Water and Sewer Authority, North Carolina, Water               7/11 at 101.00         AA+        $ 1,022,740
                 and Sewer System Revenue Bonds,  Series 2001,
                 5.000%, 7/01/26

                Winston-Salem, North Carolina, Water and Sewer System
                Revenue Bonds, Series 2002A:
          500    5.000%, 6/01/17                                                      6/12 at 100.00         AAA            535,945
        4,715    5.000%, 6/01/19                                                      6/12 at 100.00         AAA          4,987,668
------------------------------------------------------------------------------------------------------------------------------------
$      79,270   Total Long-Term Investments (cost $81,362,496) - 146.6%                                                  83,040,169
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                      1,605,183
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.4)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $56,645,352
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                     ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                            Statement of
                                    ASSETS AND LIABILITIES November 30, 2003 (Unaudited)

                                                                                          GEORGIA           GEORGIA          GEORGIA
                                                                                          PREMIUM          DIVIDEND         DIVIDEND
                                                                                           INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                            (NPG)             (NZX)            (NKG)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $79,549,484, $42,148,055
   and $95,316,854, respectively)                                                    $84,085,558        $43,571,461     $96,906,770
Cash                                                                                      25,812            298,040       1,338,864
Receivables:
   Interest                                                                            1,532,758            676,797       1,613,561
   Investments sold                                                                           --                 --              --
Other assets                                                                               8,789              2,932             994
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                    85,652,917         44,549,230      99,860,189
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                --                 --              --
Payable for investments purchased                                                      1,163,261                 --       1,214,561
Accrued expenses:
   Management fees                                                                        44,755             12,687          26,490
   Other                                                                                  26,082             28,429          27,411
Preferred share dividends payable                                                          2,169                 --             356
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                1,236,267             41,116       1,268,818
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                27,800,000         15,000,000      33,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $56,616,650        $29,508,114     $65,591,371
====================================================================================================================================
Common shares outstanding                                                              3,783,292          1,958,689       4,552,881
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                             $     14.96        $     15.07     $     14.41
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                              $    37,833        $    19,587     $    45,529
Paid-in surplus                                                                       52,346,960         27,718,936      64,248,345
Undistributed (Over-distribution of) net investment income                               674,670            317,752        (150,608)
Accumulated net realized gain (loss) from investments                                  (978,887)             28,433        (141,811)
Net unrealized appreciation of investments                                             4,536,074          1,423,406       1,589,916
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $56,616,650        $29,508,114     $65,591,371
====================================================================================================================================
Authorized shares:
   Common                                                                              Unlimited          Unlimited       Unlimited
   Preferred                                                                           Unlimited          Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                            Statement of
                                    ASSETS AND LIABILITIES November 30, 2003 (Unaudited) (continued)

                                                                           NORTH            NORTH             NORTH            NORTH
                                                                        CAROLINA         CAROLINA          CAROLINA         CAROLINA
                                                                         PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NNC)            (NRB)             (NNO)            (NII)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $124,022,837, $47,607,488,
   $80,264,505 and $81,362,496, respectively)                       $132,157,633     $49,636,367        $84,450,492     $83,040,169
Cash                                                                   1,345,829         969,222                 --         281,071
Receivables:
   Interest                                                            2,464,170         871,424          1,336,188       1,376,257
   Investments sold                                                    6,120,000              --                 --              --
Other assets                                                               9,890           6,922              4,549             807
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   142,097,522      51,483,935         85,791,229      84,698,304
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                --              --            224,349              --
Payable for investments purchased                                             --              --                 --              --
Accrued expenses:
   Management fees                                                        75,157          14,673             24,395          22,759
   Other                                                                  43,166          27,703             21,047          26,280
Preferred share dividends payable                                          3,843             568                 --           3,913
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                  122,166          42,944            269,791          52,952
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                46,800,000      17,000,000         28,000,000      28,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 95,175,356     $34,440,991        $57,521,438     $56,645,352
====================================================================================================================================
Common shares outstanding                                              6,314,708       2,244,675          3,733,347       3,921,063
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      15.07     $     15.34        $     15.41     $     14.45
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     63,147     $    22,447        $    37,333     $    39,211
Paid-in surplus                                                       87,217,017      31,792,501         52,926,603      55,323,978
Undistributed (Over-distribution of) net investment income             1,103,972         433,498            268,017         (63,528)
Accumulated net realized gain (loss) from investments                 (1,343,576)        163,666            103,498        (331,982)
Net unrealized appreciation of investments                            8,134,796        2,028,879          4,185,987       1,677,673
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 95,175,356     $34,440,991        $57,521,438     $56,645,352
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited       Unlimited          Unlimited       Unlimited
   Preferred                                                           Unlimited       Unlimited          Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


                            Statement of
                                    OPERATIONS Six Months Ended November 30, 2003 (Unaudited)
                                                                                         GEORGIA            GEORGIA         GEORGIA
                                                                                         PREMIUM           DIVIDEND        DIVIDEND
                                                                                          INCOME          ADVANTAGE     ADVANTAGE 2
                                                                                           (NPG)              (NZX)           (NKG)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $2,204,725         $1,068,502      $2,241,679
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          272,101            143,403         317,523
Preferred shares - auction fees                                                           34,845             18,801          41,363
Preferred shares - dividend disbursing agent fees                                          5,014              5,014           5,014
Shareholders' servicing agent fees and expenses                                            3,927                301             406
Custodian's fees and expenses                                                              8,421              4,553          12,101
Trustees' fees and expenses                                                                1,026                515             582
Professional fees                                                                          5,224              4,299           6,937
Shareholders' reports - printing and mailing expenses                                      8,768              2,527           5,500
Stock exchange listing fees                                                                   67                 40             326
Investor relations expense                                                                 5,577              2,640           5,815
Other expenses                                                                             4,991              4,851           2,447
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                     349,961            186,944         398,014
   Custodian fee credit                                                                   (1,645)            (1,764)         (3,306)
   Expense reimbursement                                                                      --            (66,186)       (156,319)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             348,316            118,994         238,389
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  1,856,409            949,508       2,003,290
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                               (187,298)               (70)       (251,289)
Change in net unrealized appreciation (depreciation) of investments                   (1,405,256)        (1,137,105)     (2,559,409)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                      (1,592,554)        (1,137,175)     (2,810,698)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                               (94,011)           (53,040)       (109,261)
From accumulated net realized gains from investments                                          --                 --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                                               (94,011)           (53,040)       (109,261)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                                    $  169,844        $  (240,707)     $ (916,669)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Statement of
                                    OPERATIONS Six Months Ended November 30, 2003 (Unaudited) (continued)
                                                                           NORTH            NORTH             NORTH            NORTH
                                                                        CAROLINA         CAROLINA          CAROLINA         CAROLINA
                                                                         PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NNC)            (NRB)             (NNO)            (NII)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                     $3,626,986       $1,227,793        $1,981,673      $1,959,884
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          457,978          165,934           275,991         272,701
Preferred shares - auction fees                                           58,661           21,309            35,096          35,096
Preferred shares - dividend disbursing agent fees                          5,014            5,014             5,014           5,014
Shareholders' servicing agent fees and expenses                            7,871              242               325             162
Custodian's fees and expenses                                             18,146            6,078            10,243          11,765
Trustees' fees and expenses                                                1,751              774               703           1,248
Professional fees                                                          6,152            5,515             4,860           7,023
Shareholders' reports - printing and mailing expenses                     11,867            3,540             6,220           6,066
Stock exchange listing fees                                                5,573               35                43             328
Investor relations expense                                                 9,419            3,144             4,718           5,454
Other expenses                                                             5,651            3,815             5,193           2,192
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement     588,083          215,400           348,406         347,049
   Custodian fee credit                                                   (3,943)          (2,617)           (1,442)         (3,222)
   Expense reimbursement                                                      --          (76,585)         (127,380)       (134,253)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             584,140          136,198           219,584         209,574
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  3,042,846        1,091,595         1,762,089       1,750,310
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                772,294            7,100            (9,109)       (362,655)
Change in net unrealized appreciation (depreciation) of investments   (3,559,314)      (1,235,950)       (2,214,299)     (1,694,727)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      (2,787,020)      (1,228,850)       (2,223,408)     (2,057,382)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (178,204)         (39,388)         (102,497)       (123,078)
From accumulated net realized gains from investments                          --           (6,283)               --          (3,013)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                              (178,204)         (45,671)         (102,497)       (126,091)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                    $   77,622       $ (182,926)       $ (563,816)     $ (433,163)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Statement of
                                    CHANGES IN NET ASSETS (Unaudited)
                                                                                                                  GEORGIA
                                              GEORGIA                            GEORGIA                          DIVIDEND
                                        PREMIUM INCOME (NPG)             DIVIDEND ADVANTAGE (NZX)              ADVANTAGE 2 (NKG)
                                   ----------------------------        ---------------------------      ----------------------------
                                                                                                                             FOR THE
                                                                                                                      PERIOD 9/25/02
                                    SIX MONTHS                         SIX MONTHS                        SIX MONTHS    (COMMENCEMENT
                                         ENDED       YEAR ENDED             ENDED        YEAR ENDED           ENDED   OF OPERATIONS)
                                      11/30/03          5/31/03          11/30/03           5/31/03        11/30/03  THROUGH 5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 1,856,409      $ 3,638,676         $ 949,508       $ 1,870,728     $ 2,003,290     $ 2,114,510
Net realized gain (loss) from
   investments                        (187,298)         920,606               (70)          660,108        (251,289)        109,478
Change in net unrealized
   appreciation (depreciation)
   of investments                   (1,405,256)       2,936,582        (1,137,105)        2,587,026      (2,559,409)      4,149,325
Distributions to Preferred
Shareholders:
   From net investment income          (94,011)        (258,111)          (53,040)         (127,078)       (109,261)       (195,435)
   From accumulated net realized
     gains from investments                 --               --                --           (35,847)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                     169,844        7,237,753          (240,707)        4,954,937        (916,669)      6,177,878
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (1,684,498)      (3,254,832)         (845,951)       (1,579,528)     (1,830,109)     (2,133,603)
From accumulated net realized gains
   from investment transactions             --               --                --          (250,165)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (1,684,498)      (3,254,832)         (845,951)       (1,829,693)     (1,830,109)     (2,133,603)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --             3,771                --              --      64,899,300
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions      81,319          157,705            16,382            15,101          21,282          63,231
Preferred shares offering costs             --               --            (1,871)           54,759          (8,214)       (782,000)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                   81,319          157,705            18,282            69,860          13,068      64,180,531
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      (1,433,335)       4,140,626        (1,068,376)        3,195,104      (2,733,710)     68,224,806
Net assets applicable to Common
   shares at the beginning
   of period                        58,049,985       53,909,359        30,576,490        27,381,386      68,325,081         100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period     $56,616,650      $58,049,985       $29,508,114       $30,576,490     $65,591,371     $68,325,081
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                   $   674,670      $   596,770       $   317,752       $   267,235     $  (150,608)    $  (214,528)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Statement of
                                    CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                              NORTH CAROLINA                    NORTH CAROLINA
                                                                           PREMIUM INCOME (NNC)            DIVIDEND ADVANTAGE (NRB)
                                                                      -----------------------------      ---------------------------
                                                                       SIX MONTHS                         SIX MONTHS
                                                                            ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                                                         11/30/03           5/31/03         11/30/03         5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $ 3,042,846       $ 6,171,387      $ 1,091,595    $ 2,230,155
Net realized gain (loss) from investments                                 772,294           900,218            7,100        554,560
Change in net unrealized appreciation
   (depreciation) of investments                                       (3,559,314)        7,102,237       (1,235,950)     2,922,001
Distributions to Preferred Shareholders:
   From net investment income                                            (178,204)         (455,407)         (39,388)      (137,647)
   From accumulated net realized gains
     from investments                                                          --                --           (6,283)       (39,141)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                         77,622        13,718,435         (182,926)     5,529,928
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                             (2,793,070)       (5,417,766)      (1,009,705)    (1,930,686)
From accumulated net realized gains
   from investment transactions                                                --                --               --       (293,381)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                              (2,793,070)       (5,417,766)      (1,009,705)    (2,224,067)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                            --                --            1,664             --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                        105,669           198,718           40,854        112,298
Preferred shares offering costs                                                --                --               --         24,922
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                     105,669           198,718           42,518        137,220
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         (2,609,779)        8,499,387       (1,150,113)     3,443,081
Net assets applicable to Common
   shares at the beginning of period                                   97,785,135        89,285,748       35,591,104     32,148,023
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                        $95,175,356       $97,785,135      $34,440,991    $35,591,104
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                      $ 1,103,972       $ 1,032,400      $   433,498    $   391,574
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                                                             NORTH CAROLINA                     NORTH CAROLINA
                                                                       DIVIDEND ADVANTAGE 2 (NNO)        DIVIDEND ADVANTAGE 3 (NII)
                                                                      -----------------------------     ----------------------------
                                                                                                                             FOR THE
                                                                                                                      PERIOD 9/25/02
                                                                       SIX MONTHS                        SIX MONTHS    (COMMENCEMENT
                                                                            ENDED        YEAR ENDED           ENDED   OF OPERATIONS)
                                                                         11/30/03           5/31/03        11/30/03  THROUGH 5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $ 1,762,089       $ 3,526,406     $ 1,750,310     $ 1,900,802
Net realized gain (loss) from investments                                  (9,109)          713,547        (362,655)         30,673
Change in net unrealized appreciation
   (depreciation) of investments                                       (2,214,299)        5,899,711      (1,694,727)      3,372,400
Distributions to Preferred Shareholders:
   From net investment income                                            (102,497)         (273,894)       (123,078)       (174,006)
   From accumulated net realized gains
     from investments                                                          --           (71,543)         (3,013)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                       (563,816)        9,794,227        (433,163)      5,129,869
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                             (1,573,415)       (3,067,763)     (1,576,152)     (1,838,391)
From accumulated net realized gains
   from investment transactions                                                --          (482,556)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Common shareholders                                              (1,573,415)       (3,550,319)     (1,576,152)     (1,838,391)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                         2,456                --              --      55,929,188
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                         14,313             4,123          12,353          10,977
Preferred shares offering costs                                                --            10,548         (11,104)       (678,500)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                      16,769            14,671           1,249      55,261,665
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         (2,120,462)        6,258,579      (2,008,066)     58,553,143
Net assets applicable to Common
   shares at the beginning of period                                   59,641,900        53,383,321      58,653,418         100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                        $57,521,438       $59,641,900     $56,645,352     $58,653,418
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                      $   268,017       $   181,840     $   (63,528)    $  (111,595)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Notes to
                                   FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund (NPG), Nuveen Georgia Dividend Advantage Municipal Fund (NZX), Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG), Nuveen North Carolina Premium Income Municipal Fund (NNC), Nuveen North Carolina Dividend Advantage Municipal Fund (NRB), Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) and Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII). Common shares of Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3
(NII) are traded on the American Stock Exchange while Common shares of North Carolina Premium Income (NNC) is traded on the New York Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2003, Georgia Premium Income (NPG) and Georgia Dividend Advantage 2 (NKG) had outstanding when-issued purchase commitments of $1,163,261 and $1,214,561, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                                                              NORTH       NORTH        NORTH        NORTH
                      GEORGIA     GEORGIA      GEORGIA     CAROLINA    CAROLINA     CAROLINA     CAROLINA
                      PREMIUM    DIVIDEND     DIVIDEND      PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                       INCOME   ADVANTAGE  ADVANTAGE 2       INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                         (NPG)       (NZX)        (NKG)        (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                --         600           --           --          --           --           --
   Series T                --          --           --           --         680           --           --
   Series W                --          --           --           --          --           --        1,120
   Series TH            1,112          --           --        1,872          --           --           --
   Series F                --          --        1,320           --          --        1,120           --
=========================================================================================================


Effective November 15, 2002, Georgia Dividend Advantage 2 (NKG) issued 1,320 Series F, $25,000 stated value Preferred shares. Effective November 15, 2002, North Carolina Dividend Advantage 3 (NII) issued 1,120 Series W, $25,000 stated value Preferred shares.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII). Georgia Dividend Advantage 2's (NKG) and North Carolina Dividend Advantage 3's (NII) share of Common share offering costs ($136,200 and $117,375, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII) in connection with their offering of Preferred shares ($790,214 and $689,604, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)



2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                       GEORGIA              GEORGIA DIVIDEND            GEORGIA DIVIDEND
                                 PREMIUM INCOME (NPG)        ADVANTAGE (NZX)            ADVANTAGE 2 (NKG)
                               -----------------------   ----------------------   -----------------------------
                                                                                                        FOR THE
                                                                                                 PERIOD 9/25/02
                               SIX MONTHS                SIX MONTHS               SIX MONTHS      (COMMENCEMENT
                                    ENDED   YEAR ENDED        ENDED  YEAR ENDED        ENDED     OF OPERATIONS)
                                 11/30/03      5/31/03     11/30/03     5/31/03     11/30/03    THROUGH 5/31/03
---------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                         --           --           --          --           --          4,540,000
   Shares issued to shareholders
     due to reinvestment of
     distributions                  5,118        9,788        1,087       1,266        1,464              4,417
---------------------------------------------------------------------------------------------------------------
                                    5,118        9,788        1,087       1,266        1,464          4,544,417
===============================================================================================================
Preferred shares sold                  --           --           --          --           --              1,320
===============================================================================================================
                                                             NORTH CAROLINA           NORTH CAROLINA
                                                          PREMIUM INCOME (NNC)   DIVIDEND ADVANTAGE (NRB)
                                                         ----------------------  ------------------------
                                                         SIX MONTHS               SIX MONTHS
                                                              ENDED  YEAR ENDED        ENDED   YEAR ENDED
                                                           11/30/03     5/31/03     11/30/03      5/31/03
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                   --          --           --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                                            6,435      12,357        2,548        7,322
---------------------------------------------------------------------------------------------------------
                                                              6,435      12,357        2,548        7,322
=========================================================================================================
Preferred shares sold                                            --          --           --           --
=========================================================================================================
                                                             NORTH CAROLINA              NORTH CAROLINA
                                                                DIVIDEND                    DIVIDEND
                                                            ADVANTAGE 2 (NNO)           ADVANTAGE 3 (NII)
                                                         ----------------------   -----------------------------
                                                                                                        FOR THE
                                                                                                 PERIOD 9/25/02
                                                         SIX MONTHS               SIX MONTHS      (COMMENCEMENT
                                                              ENDED  YEAR ENDED        ENDED     OF OPERATIONS)
                                                           11/30/03     5/31/03     11/30/03    THROUGH 5/31/03
---------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                   --          --           --          3,912,500
   Shares issued to shareholders
     due to reinvestment of
     distributions                                              923         424          828                735
---------------------------------------------------------------------------------------------------------------
                                                                923         424          828          3,913,235
===============================================================================================================
Preferred shares sold                                            --          --           --              1,120
===============================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended November 30, 2003, were as follows:

                                               GEORGIA      GEORGIA      GEORGIA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPG)        (NZX)        (NKG)
--------------------------------------------------------------------------------
Purchases                                   $5,765,514   $       --   $8,291,517
Sales and maturities                         5,157,387        5,000    7,334,881
================================================================================


                                     NORTH       NORTH        NORTH        NORTH
                                  CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                   PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                    INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                     (NNC)       (NRB)        (NNO)        (NII)
--------------------------------------------------------------------------------
Purchases                      $ 5,794,858  $3,986,269   $1,047,460  $ 9,972,378
Sales and maturities            11,455,000   4,546,918      262,265   10,349,663
================================================================================


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2003, the cost of investments were as follows:

                                               GEORGIA      GEORGIA      GEORGIA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPG)        (NZX)        (NKG)
--------------------------------------------------------------------------------
Cost of investments                        $79,506,047  $42,148,055  $95,316,755
================================================================================


                                    NORTH        NORTH        NORTH        NORTH
                                 CAROLINA     CAROLINA     CAROLINA     CAROLINA
                                  PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NNC)        (NRB)        (NNO)        (NII)
--------------------------------------------------------------------------------
Cost of investments          $123,974,306  $47,606,765  $80,259,426  $81,362,496
================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2003, were as follows:

                                             GEORGIA      GEORGIA        GEORGIA
                                             PREMIUM     DIVIDEND       DIVIDEND
                                              INCOME    ADVANTAGE    ADVANTAGE 2
                                               (NPG)        (NZX)          (NKG)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                           $4,787,168   $1,467,546    $1,854,407
   Depreciation                             (207,657)     (44,140)     (264,392)
--------------------------------------------------------------------------------
Net unrealized appreciation
  of investments                          $4,579,511   $1,423,406    $1,590,015
================================================================================


                                   NORTH        NORTH        NORTH        NORTH
                                CAROLINA     CAROLINA     CAROLINA     CAROLINA
                                 PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                  INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                   (NNC)        (NRB)        (NNO)        (NII)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation               $8,302,268   $2,036,956   $4,201,055   $1,834,046
   Depreciation                 (118,941)      (7,354)      (9,989)    (156,373)
--------------------------------------------------------------------------------
Net unrealized appreciation
  of investments              $8,183,327   $2,029,602   $4,191,066   $1,677,673
================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)



The tax components of undistributed net investment income and net realized gains at May 31, 2003, the Funds' last fiscal year end, were as follows:

                                              GEORGIA      GEORGIA       GEORGIA
                                              PREMIUM     DIVIDEND      DIVIDEND
                                               INCOME    ADVANTAGE   ADVANTAGE 2
                                                (NPG)        (NZX)         (NKG)
--------------------------------------------------------------------------------
Undistributed net tax-exempt income          $810,588     $404,728      $ 93,758
Undistributed net ordinary income *            25,456           --       109,478
Undistributed net long-term
  capital gains                                    --       28,502            --
================================================================================

                                              NORTH        NORTH        NORTH        NORTH
                                           CAROLINA     CAROLINA     CAROLINA     CAROLINA
                                            PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                             INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                              (NNC)        (NRB)        (NNO)        (NII)
------------------------------------------------------------------------------------------
Undistributed net tax-exempt income      $1,383,598     $556,745     $436,225     $153,360
Undistributed net ordinary income *          14,680       66,536       76,010       30,673
Undistributed net long-term
  capital gains                                  --       95,735       36,751           --
==========================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                        GEORGIA      GEORGIA      GEORGIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
2003                                                                      (NPG)        (NZX)        (NKG)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $3,506,728   $1,701,839   $2,020,705
Distributions from net ordinary income *                                     --      212,091           --
Distributions from net long-term capital gains                               --       73,921           --
=========================================================================================================
                                                              NORTH       NORTH        NORTH        NORTH
                                                           CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
2003                                                          (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $5,826,633  $2,058,342   $3,348,540   $1,747,442
Distributions from net ordinary income *                     22,385          --      554,099           --
Distributions from net long-term capital gains                   --     332,522           --           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                           NORTH
                                                            GEORGIA     CAROLINA
                                                            PREMIUM      PREMIUM
                                                             INCOME       INCOME
                                                              (NPG)        (NNC)
--------------------------------------------------------------------------------
Expiration year:
   2004                                                    $320,996   $1,137,399
   2005                                                     340,685      131,993
   2006                                                          --           --
   2007                                                          --           --
   2008                                                     129,908      108,131
   2009                                                          --      731,398
   2010                                                          --           --
--------------------------------------------------------------------------------
Total                                                      $791,589   $2,108,921
================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Georgia Premium Income's (NPG) and North Carolina Premium Income's (NNC) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


Under Georgia Dividend Advantage's (NZX), Georgia Dividend Advantage 2's (NKG), North Carolina Dividend Advantage's (NRB), North Carolina Dividend Advantage 2's
(NNO) and North Carolina Dividend Advantage 3's (NII) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of Georgia Dividend Advantage's (NZX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                       .30%                  2007                      .25%
2002                        .30                   2008                      .20
2003                        .30                   2009                      .15
2004                        .30                   2010                      .10
2005                        .30                   2011                      .05
2006                        .30
================================================================================

* From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage (NZX) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Georgia Dividend Advantage 2's (NKG) and North Carolina Dividend Advantage 3's (NII) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                       .32%                  2007                      .32%
2003                        .32                   2008                      .24
2004                        .32                   2009                      .16
2005                        .32                   2010                      .08
2006                        .32
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII) for any portion of its fees and expenses beyond September 30, 2010.

For the first ten years of North Carolina Dividend Advantage's (NRB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JANUARY 31,                                  JANUARY 31,
--------------------------------------------------------------------------------
2001*                       .30%                  2007                      .25%
2002                        .30                   2008                      .20
2003                        .30                   2009                      .15
2004                        .30                   2010                      .10
2005                        .30                   2011                      .05
2006                        .30
================================================================================

* From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage (NRB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of North Carolina Dividend Advantage 2's (NNO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
NOVEMBER 30,                                 NOVEMBER 30,
--------------------------------------------------------------------------------
      2001*                 .30%                  2007                      .25%
      2002                  .30                   2008                      .20
      2003                  .30                   2009                      .15
      2004                  .30                   2010                      .10
      2005                  .30                   2011                      .05
      2006                  .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage 2
(NNO) for any portion of its fees and expenses beyond November 30, 2011.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 30, 2003, to shareholders of record on December 15, 2003, as follows:

                                                              NORTH       NORTH        NORTH        NORTH
                      GEORGIA     GEORGIA      GEORGIA     CAROLINA    CAROLINA     CAROLINA     CAROLINA
                      PREMIUM    DIVIDEND     DIVIDEND      PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                       INCOME   ADVANTAGE  ADVANTAGE 2       INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                        (NPG)       (NZX)        (NKG)        (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Dividend per share     $.0755      $.0730       $.0670       $.0745      $.0765       $.0720       $.0670
=========================================================================================================

At the same time, the following Funds declared capital gains and net ordinary income distributions as follows:

                                                                          NORTH        NORTH        NORTH
                                  GEORGIA      GEORGIA      GEORGIA    CAROLINA     CAROLINA     CAROLINA
                                  PREMIUM    DIVIDEND      DIVIDEND    DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NPG)        (NZX)        (NKG)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Capital gains distributions
  per share                        $   --       $.0136      $   --       $.0433       $.0093       $   --
Net ordinary income distributions
  per share*                        .0063           --       .0218        .0280        .0192        .0071
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                            Financial
                                   HIGHLIGHTS (Unaudited)


Selected data for a Common share outstanding throughout each period:
                                                   Investment Operations                                    Less Distributions
                              ----------------------------------------------------------------    ----------------------------------
                                                        Distributions   Distributions
                                                             from Net            from                    Net
                  Beginning                        Net     Investment         Capital             Investment    Capital
                     Common                  Realized/      Income to        Gains to              Income to   Gains to
                      Share          Net    Unrealized      Preferred       Preferred                 Common     Common
                  Net Asset   Investment    Investment         Share-          Share-                 Share-     Share-
                      Value       Income   Gain (Loss)        holders+        holders+   Total       holders    holders       Total
====================================================================================================================================
GEORGIA PREMIUM INCOME (NPG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)              $15.36        $ .49        $ (.42)         $(.02)            $--    $ .05         $(.45)       $--       $(.45)
2003                  14.31          .96          1.02           (.07)             --     1.91          (.86)        --        (.86)
2002                  14.15         1.02           .11           (.12)             --     1.01          (.85)        --        (.85)
2001                  12.80         1.06          1.35           (.26)             --     2.15          (.80)        --        (.80)
2000                  14.45         1.03         (1.65)          (.23)             --     (.85)         (.80)        --        (.80)
1999                  14.58         1.01          (.13)          (.21)             --      .67          (.80)        --        (.80)

GEORGIA DIVIDEND ADVANTAGE (NZX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)               15.62          .48          (.57)          (.03)             --     (.12)         (.43)        --        (.43)
2003                  14.00          .96          1.65           (.06)           (.02)    2.53          (.81)      (.13)       (.94)
2002(a)               14.33          .58          (.19)          (.06)             --      .33          (.47)        --        (.47)

GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)               15.01          .44          (.62)          (.02)             --     (.20)         (.40)        --        (.40)
2003(b)               14.33          .47           .92           (.04)             --     1.35          (.47)        --        (.47)
====================================================================================================================================

                                                                Total Returns
                                                             -----------------
                                                                         Based
                        Offering                                            on
                       Costs and       Ending                           Common
                       Preferred       Common                 Based      Share
                           Share        Share     Ending         on        Net
                    Underwriting    Net Asset     Market     Market      Asset
                       Discounts        Value      Value      Value**    Value**
================================================================================
GEORGIA PREMIUM INCOME (NPG)
--------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                      $--       $14.96   $16.1000      (2.30)%      .38%
2003                          --        15.36    16.9500      12.92      13.78
2002                          --        14.31    15.8300       8.98       7.32
2001                          --        14.15    15.3500      30.41      16.98
2000                          --        12.80    12.4375     (18.84)     (5.87)
1999                          --        14.45    16.2500      13.42       4.64

GEORGIA DIVIDEND ADVANTAGE (NZX)
--------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                       --        15.07    15.1500        .01       (.67)
2003                         .03        15.62    15.5900      12.56      18.82
2002(a)                     (.19)       14.00    14.7400       1.42       1.02

GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
--------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                       --        14.41    13.6800      (6.02)     (1.23)
2003(b)                     (.20)       15.01    14.9800       3.16       8.22
================================================================================

                                                   Ratios/Supplemental Data
                    -----------------------------------------------------------------------------------------------
                                     Before Credit/Reimbursement      After Credit/Reimbursement***
                                    ----------------------------      -----------------------------
                                                    Ratio of Net                       Ratio of Net
                                      Ratio of        Investment        Ratio of         Investment
                         Ending       Expenses         Income to        Expenses          Income to
                            Net     to Average           Average      to Average            Average
                         Assets     Net Assets        Net Assets      Net Assets         Net Assets
                     Applicable     Applicable        Applicable      Applicable         Applicable      Portfolio
                      to Common      to Common         to Common       to Common          to Common       Turnover
                    Shares (000)        Shares++          Shares++        Shares++           Shares++         Rate
===================================================================================================================
GEORGIA PREMIUM INCOME (NPG)
-------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                 $56,617           1.25%*            6.62%*          1.24%*             6.62%*            6%
2003                     58,050           1.29              6.53            1.26               6.55             22
2002                     53,909           1.37              7.12            1.35               7.13             37
2001                     53,168           1.41              7.67            1.40               7.68             15
2000                     47,991           1.43              7.73            1.40               7.76             17
1999                     54,022           1.34              6.87            1.33               6.88             14

GEORGIA DIVIDEND ADVANTAGE (NZX)
-------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                  29,508           1.28*             6.04*            .82*              6.50*            --
2003                     30,576           1.31              6.00             .83               6.49             48
2002(a)                  27,381           1.37*             5.70*            .92*              6.16*            60

GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
-------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                  65,591           1.23*             5.69*            .74*              6.18*             8
2003(b)                  68,325           1.16*             4.36*            .69*              4.84*            17
===================================================================================================================

                       Preferred Shares at End of Period
                    --------------------------------------
                      Aggregate    Liquidation
                         Amount     and Market       Asset
                    Outstanding          Value    Coverage
                           (000)     Per Share   Per Share
==========================================================
GEORGIA PREMIUM INCOME (NPG)
----------------------------------------------------------
Year Ended 5/31:
2004(d)                 $27,800        $25,000     $75,914
2003                     27,800         25,000      77,203
2002                     27,800         25,000      73,480
2001                     27,800         25,000      72,813
2000                     27,800         25,000      68,157
1999                     27,800         25,000      73,581

GEORGIA DIVIDEND ADVANTAGE (NZX)
----------------------------------------------------------
Year Ended 5/31:
2004(d)                  15,000         25,000      74,180
2003                     15,000         25,000      75,961
2002(a)                  15,000         25,000      70,636

GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
----------------------------------------------------------
Year Ended 5/31:
2004(d)                  33,000         25,000      74,690
2003(b)                  33,000         25,000      76,761
==========================================================

  *  Annualized.
 ** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
  +  The amounts shown are based on Common share equivalents.
 ++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period September 25, 2001 (commencement of operations) through May 31, 2002.
(b) For the period September 25, 2002 (commencement of operations) through May 31, 2003.
(d)  For the six months ended November 30, 2003.


                                 See accompanying notes to financial statements.

                                  52-53 spread


                        Financial Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                   Investment Operations                                   Less Distributions
                              ----------------------------------------------------------------    ----------------------------------

                                                        Distributions   Distributions
                                                             from Net            from                    Net
                  Beginning                        Net     Investment         Capital             Investment    Capital
                     Common                  Realized/      Income to        Gains to              Income to   Gains to
                      Share          Net    Unrealized      Preferred       Preferred                 Common     Common
                  Net Asset   Investment    Investment         Share-          Share-                 Share-     Share-
                      Value       Income   Gain (Loss)        holders+        holders+   Total       holders    holders       Total
====================================================================================================================================
NORTH CAROLINA PREMIUM INCOME (NNC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)              $15.50        $ .48        $ (.44)         $(.03)            $--    $ .01         $(.44)       $--       $(.44)
2003                  14.18          .98          1.27           (.07)             --     2.18          (.86)        --        (.86)
2002                  13.94         1.02           .15           (.13)             --     1.04          (.80)        --        (.80)
2001                  12.62         1.03          1.31           (.27)             --     2.07          (.75)        --        (.75)
2000                  14.28         1.02         (1.61)          (.26)             --     (.85)         (.81)        --        (.81)
1999                  14.48         1.02          (.22)          (.21)             --      .59          (.79)        --        (.79)

NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)               15.87          .49          (.55)          (.02)             --     (.08)         (.45)        --        (.45)
2003                  14.39         1.00          1.54           (.06)           (.02)    2.46          (.86)      (.13)       (.99)
2002                  13.90         1.06           .38           (.13)             --     1.31          (.82)        --        (.82)
2001(a)               14.33          .25          (.26)          (.05)             --     (.06)         (.20)        --        (.20)

NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)               15.98          .47          (.59)          (.03)             --     (.15)         (.42)        --        (.42)
2003                  14.30          .94          1.78           (.07)           (.02)    2.63          (.82)      (.13)       (.95)
2002(b)               14.33          .38           .11           (.04)             --      .45          (.34)        --        (.34)

NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)               14.96          .45          (.53)          (.03)             --      (.11)        (.40)        --        (.40)
2003(c)               14.33          .49           .87           (.05)             --      1.31         (.47)        --        (.47)
====================================================================================================================================

                                                                   Total Returns
                                                                -----------------
                                                                            Based
                           Offering                                            on
                          Costs and       Ending                           Common
                          Preferred       Common                 Based      Share
                              Share        Share     Ending         on        Net
                       Underwriting    Net Asset     Market     Market      Asset
                          Discounts        Value      Value      Value**    Value**
===================================================================================
NORTH CAROLINA PREMIUM INCOME (NNC)
-----------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                         $--       $15.07   $16.6300        .81%       .15%
2003                             --        15.50    16.9500      10.27      15.80
2002                             --        14.18    16.2100      15.44       7.62
2001                             --        13.94    14.8000      14.03      16.65
2000                             --        12.62    13.6875      (7.76)     (5.98)
1999                             --        14.28    15.6875       9.87       4.11

NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
-----------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                          --        15.34    16.3500       2.30       (.43)
2003                            .01        15.87    16.4500      13.52      17.75
2002                             --        14.39    15.4400       7.54       9.58
2001(a)                        (.17)       13.90    15.1500       2.42      (1.57)

NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
-----------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                          --        15.41    15.7000       1.03       (.86)
2003                             --        15.98    15.9700      14.10      18.98
2002(b)                        (.14)       14.30    14.9000       1.64       2.22

NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
-----------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                          --        14.45    14.6500       (.95)      (.64)
2003(c)                        (.21)       14.96    15.2000       4.56       7.86
===================================================================================
                                                        Ratios/Supplemental Data
                         ------------------------------------------------------------------------------------------------
                                          Before Credit/Reimbursement      After Credit/Reimbursement***
                                         ----------------------------      -----------------------------
                                                         Ratio of Net                       Ratio of Net
                                           Ratio of        Investment        Ratio of         Investment
                              Ending       Expenses         Income to        Expenses          Income to
                                 Net     to Average           Average      to Average            Average
                              Assets     Net Assets        Net Assets      Net Assets         Net Assets
                          Applicable     Applicable        Applicable      Applicable         Applicable      Portfolio
                           to Common      to Common         to Common       to Common          to Common       Turnover
                         Shares (000)        Shares++          Shares++        Shares++           Shares++         Rate
=========================================================================================================================
NORTH CAROLINA PREMIUM INCOME (NNC)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                      $95,175           1.24%*            6.42%*          1.23%*             6.43%*            4%
2003                          97,785           1.27              6.60            1.25               6.62             16
2002                          89,286           1.33              7.17            1.32               7.18             22
2001                          87,614           1.34              7.47            1.30               7.51             19
2000                          79,167           1.37              7.81            1.35               7.83             25
1999                          89,377           1.30              6.97            1.30               6.97              8

NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                       34,441           1.26*             5.93*            .80*              6.39*             8
2003                          35,591           1.30              6.16             .83               6.62             39
2002                          32,148           1.44              6.86             .90               7.40             37
2001(a)                       31,015           1.31*             5.02*            .85*              5.48*            29

NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                       57,521           1.22*             5.72*            .77*              6.18*            --
2003                          59,642           1.24              5.80             .76               6.27             22
2002(b)                       53,383           1.19*             4.70*            .74*              5.15*            43

NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                       56,645           1.24*             5.76*            .75*              6.25*            12
2003(c)                       58,653           1.18*             4.61*            .71*              5.08*             3
=========================================================================================================================

                            Preferred Shares at End of Period
                         --------------------------------------
                           Aggregate    Liquidation
                              Amount     and Market       Asset
                         Outstanding          Value    Coverage
                                (000)     Per Share   Per Share
===============================================================
NORTH CAROLINA PREMIUM INCOME (NNC)
---------------------------------------------------------------
Year Ended 5/31:
2004(d)                      $46,800        $25,000     $75,842
2003                          46,800         25,000      77,236
2002                          46,800         25,000      72,695
2001                          46,800         25,000      71,802
2000                          46,800         25,000      67,290
1999                          46,800         25,000      72,744

NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
---------------------------------------------------------------
Year Ended 5/31:
2004(d)                       17,000         25,000      75,649
2003                          17,000         25,000      77,340
2002                          17,000         25,000      72,277
2001(a)                       17,000         25,000      70,610

NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
---------------------------------------------------------------
Year Ended 5/31:
2004(d)                       28,000         25,000      76,358
2003                          28,000         25,000      78,252
2002(b)                       28,000         25,000      72,664

NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
---------------------------------------------------------------
Year Ended 5/31:
2004(d)                       28,000         25,000      75,576
2003(c)                       28,000         25,000      77,369
===============================================================

  *  Annualized.
 ** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
  +  The amounts shown are based on Common share equivalents.
 ++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period January 25, 2001 (commencement of operations) through May 31, 2001.
(b) For the period November 15, 2001 (commencement of operations) through May 31, 2002.
(c) For the period September 25, 2002 (commencement of operations) through May 31, 2003.
(d)  For the six months ended November 30, 2003.


                                 See accompanying notes to financial statements.

                                  54-55 spread

                Build Your Wealth
                       AUTOMATICALLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

       Fund
         INFORMATION

BOARD OF TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Shelia W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended November 30, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                Serving Investors
                          FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.


Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     ESA-C-1103D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to this filing.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Georgia Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: February 4, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: February 4, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: February 4, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.